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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-03313
First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       August 31
Date of reporting period:       February 29, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

First American Funds.

February 29, 2008

2008 Semiannual Report

Money Market Funds

Table of Contents

Explanation of Financial Statements	1
Holdings Summaries	2
Expense Examples	3
Schedule of Investments	6
Statements of Assets and Liabilities	20
Statements of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	26
Notes to Financial Statements	36
Notice to Shareholders	42

Money market funds seek to preserve the value of your investment at $1.00 per share; however, it is possible to lose money by investing in them. Investments are not insured or guaranteed by the FDIC or any other government entity.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments in securities, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2008 Semiannual Report   1

Holdings Summaries

Government Obligations Fund

 Portfolio Allocation as of February 29, 20081 (% of net assets)

U.S. Government Agency Obligations	62.4%
Repurchase Agreements	41.8
Other Assets and Liabilities, Net[2]	(4.2)

100.0%

Prime Obligations Fund

 Portfolio Allocation as of February 29, 20081 (% of net assets)

Commercial Paper	34.9%
Certificates of Deposit	26.7
Corporate Notes	11.9
Extendible Floating Rate Corporate Notes	9.1
Repurchase Agreements	5.6
Floating Rate Funding Agreements	3.6
Structured Notes	2.9
Money Market Fund	2.7
Master Notes	1.9
U.S. Government Agency Security	1.0
Other Assets and Liabilities, Net[2]	(0.3)

100.0%

Tax Free Obligations Fund

 Portfolio Allocation as of February 29, 20081 (% of net assets)

Variable Rate Demand Notes – Weekly	81.0%
Municipal Notes & Bonds	12.4
Commercial Paper & Put Bonds	3.8
Money Market Fund	2.6
Other Assets and Liabilities, Net[2]	0.2

100.0%

Treasury Obligations Fund

 Portfolio Allocation as of February 29, 20081 (% of net assets)

Repurchase Agreements	100.1%
Other Assets and Liabilities, Net[2]	(0.1)

100.0%

U.S. Treasury Money Market Fund

 Portfolio Allocation as of February 29, 20081 (% of net assets)

U.S. Treasury Obligations	97.3%
Money Market Fund	2.9%
Other Assets and Liabilities, Net[2]	(0.2)

100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically compromise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

2   First American Funds 2008 Semiannual Report

Expense Examples

Expense Example
As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2007 to February 29, 2008.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value in the fund and class divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Government Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/07 to
	Value (9/1/07)	Value (2/29/08)	2/29/08)

Class A Actual[2]	$1,000.00	$1,018.90	$3.76

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77

Class D Actual[2]	$1,000.00	$1,019.70	$3.01

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02

Class Y Actual[2]	$1,000.00	$1,020.40	$2.26

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26

Class Z Actual[2]	$1,000.00	$1,021.70	$1.01

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01

Institutional Investor Class Actual[2]	$1,000.00	$1,021.20	$1.51

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, and 0.30% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 29, 2008 of 1.89%, 1.97%, 2.04%, 2.17%, and 2.12% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

First American Funds 2008 Semiannual Report   3

Expense Examples  continued

 Prime Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/07 to
	Value (9/01/07)	Value (2/29/08)	2/29/08)

Class A Actual[2]	$1,000.00	$1,020.50	$3.92

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	$3.92

Class B Actual[2]	$1,000.00	$1,018.30	$6.17

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.17

Class C Actual[2]	$1,000.00	$1,018.30	$6.17

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.17

Class D Actual[2]	$1,000.00	$1,021.30	$3.17

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.17

Class I Actual[2]	$1,000.00	$1,022.50	$2.01

Class I Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01

Class Y Actual[2]	$1,000.00	$1,022.10	$2.41

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.41

Class Z Actual[2]	$1,000.00	$1,023.50	$1.01

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01

Institutional Investor Class Actual[2]	$1,000.00	$1,023.00	$1.51

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.78%, 1.23%, 1.23%, 0.63%, 0.40%, 0.48%, 0.20%, and 0.30% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 29, 2008 of 2.05%, 1.83%, 1.83%, 2.13%, 2.25%, 2.21%, 2.35%, and 2.30% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively.

 Tax Free Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (9/01/07 to
	Value (9/01/07)	Value (2/29/08)	2/29/08)

Class A Actual[4]	$1,000.00	$1,012.30	$3.75

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77

Class D Actual[4]	$1,000.00	$1,013.10	$3.00

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02

Class Y Actual[4]	$1,000.00	$1,013.80	$2.25

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26

Class Z Actual[4]	$1,000.00	$1,015.10	$1.00

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01

Institutional Investor Class Actual[4]	$1,000.00	$1,014.60	$1.50

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, and 0.30% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended February 29, 2008 of 1.23%, 1.31%, 1.38%, 1.51%, and 1.46% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

4   First American Funds 2008 Semiannual Report

Expense Examples  concluded

 Treasury Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (9/01/07 to
	Value (9/01/07)	Value (2/29/08)	2/29/08)

Class A Actual[2]	$1,000.00	$1,016.20	$3.76

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77

Class D Actual[2]	$1,000.00	$1,016.90	$3.01

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02

Class Y Actual[2]	$1,000.00	$1,017.70	$2.26

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26

Class Z Actual[2]	$1,000.00	$1,018.90	$1.00

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01

Institutional Investor Class Actual[2]	$1,000.00	$1,018.40	$1.51

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51

Reserve Class Actual[2]	$1,000.00	$1,015.20	$4.71

Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.72

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, 0.30%, and 0.94% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended February 29, 2008 of 1.62%, 1.69%, 1.77%, 1.89%, 1.84%, and 1.52% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively.

 U.S. Treasury Money Market Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (9/01/07 to
	Value (9/01/07)	Value (2/29/08)	2/29/08)

Class A Actual[4]	$1,000.00	$1,014.50	$3.76

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77

Class D Actual[4]	$1,000.00	$1,015.30	$3.01

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02

Class Y Actual[4]	$1,000.00	$1,016.00	$2.26

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26

Class Z Actual[4]	$1,000.00	$1,017.30	$1.00

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01

Institutional Investor Class Actual[4]	$1,000.00	$1,016.80	$1.50

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.37	$1.51

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 0.60%, 0.45%, 0.20%, and 0.30% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended February 29, 2008 of 1.45%, 1.53%, 1.60%, 1.73%, and 1.68% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

First American Funds 2008 Semiannual Report   5

Schedule of Investments  February 29, 2008 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund
DESCRIPTION	PAR	VALUE

U.S. Government Agency Obligations – 62.4%
U.S. Agency Debentures – 62.4%
Federal Agricultural Mortgage Corporation
5.112%, 05/23/2008 (a)	9,565	9,454
Federal Farm Credit Bank
1.356%, 03/03/2008 (a)	50,000	49,995
2.980%, 03/03/2008 (b)	48,000	47,999
2.990%, 03/03/2008 (b)	97,000	96,995
3.050%, 03/03/2008 (b)	98,500	98,500
3.070%, 03/03/2008 (b)	100,000	99,991
3.004%, 03/05/2008 (b)	1,000	1,000
3.010%, 03/23/2008 (b)	144,100	144,100
2.930%, 03/26/2008 (b)	90,000	89,993
5.000%, 05/01/2008	10,000	10,036
Federal Home Loan Bank
1.356%, 03/03/2008 (a)	500,000	499,945
3.030%, 03/03/2008 (b)	150,000	150,000
3.040%, 03/03/2008 (b)	100,000	100,000
3.090%, 03/03/2008 (b)	75,000	75,000
3.120%, 03/03/2008 (b)	50,000	50,000
3.520%, 03/03/2008 (b)	70,000	69,986
3.550%, 03/03/2008 (b)	74,500	74,488
4.461%, 03/03/2008 (b)	49,500	49,500
3.021%, 03/05/2008 (b)	199,500	199,500
4.149%, 03/12/2008 (b)	142,500	142,500
4.941%, 03/13/2008 (b)	109,250	109,250
4.766%, 03/20/2008 (b)	100,000	99,997
3.834%, 03/22/2008 (b)	100,000	100,000
2.983%, 03/24/2008 (b)	300,000	300,000
3.880%, 04/16/2008 (b)	110,000	109,956
2.925%, 05/05/2008 (b)	74,000	74,000
2.945%, 05/18/2008 (b)	109,000	109,078
4.207%, 05/21/2008 (a)	23,326	23,108
4.215%, 05/28/2008 (a)	26,000	25,736
4.215%, 05/28/2008 (a)	75,000	74,239
2.750%, 06/25/2008	75,000	75,000
2.850%, 07/01/2008	50,000	50,000
3.000%, 07/14/2008	5,000	5,004
5.125%, 07/30/2008	8,000	8,078
4.500%, 10/24/2008	75,000	74,989
4.500%, 11/28/2008	10,000	10,000
4.570%, 11/28/2008	49,500	49,500
2.900%, 03/05/2009	18,000	18,000
Federal Home Loan Mortgage Corporation
4.055%, 03/17/2008 (a) (c)	100,000	99,812
4.670%, 03/30/2008 (b)	149,500	149,455
5.750%, 04/15/2008	19,500	19,533
4.700%, 04/25/2008	31,500	31,472
4.140%, 05/08/2008 (a)	230,000	228,219
3.996%, 05/30/2008 (a)	100,000	99,016
4.154%, 06/09/2008 (a)	128,000	126,549
5.089%, 06/09/2008 (a)	17,420	17,177
4.250%, 06/23/2008	23,247	23,175
3.625%, 09/15/2008	100,000	100,582
4.625%, 12/19/2008	47,516	48,259
2.850%, 02/13/2009	43,000	43,000
2.920%, 03/30/2009	35,000	35,000
Federal National Mortgage Association
1.390%, 03/03/2008 (a)	150,000	149,983
3.090%, 03/03/2008 (b)	75,000	75,000
3.170%, 03/03/2008 (b)	75,000	74,989
4.157%, 03/26/2008 (a)	210,000	209,382
4.219%, 04/30/2008 (a)	350,000	347,556
2.960%, 05/01/2008	38,080	37,889
Federal National Mortgage Association
2.960%, 05/01/2008	111,920	111,359
5.064%, 05/12/2008 (a)	195,000	193,050
6.000%, 05/15/2008	10,000	10,064
5.129%, 05/30/2008 (a)	25,000	24,685
2.720%, 06/02/2008	50,500	50,153
2.720%, 06/02/2008	51,000	50,649
2.720%, 06/02/2008	118,000	117,189
4.180%, 06/04/2008 (a)	47,462	46,947
3.000%, 06/12/2008	14,000	13,912
2.845%, 06/18/2008 (a)	100,000	99,152
4.179%, 06/27/2008 (a)	150,000	147,989
5.000%, 07/25/2008	10,000	10,084
2.860%, 07/25/2008 (a)	19,000	18,784
2.831%, 07/30/2008 (a)	88,000	86,978
4.500%, 10/15/2008	18,687	18,911
Tennessee Valley Authority
5.375%, 11/13/2008	33,500	34,084

Total U.S. Government Agency Obligations
(Cost $6,324,955)		6,324,955

Repurchase Agreements – 41.8%
Bank of America
3.000%, dated 02/29/2008, matures 03/03/2008, repurchase price $900,225 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $918,004)	900,000	900,000
Barclays
3.080%, dated 02/29/2008, matures 03/03/2008, repurchase price $150,038 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $153,000)	150,000	150,000
BNP Paribas
3.050%, dated 02/29/2008, matures 03/03/2008, repurchase price $2,000,508 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $2,040,002)	2,000,000	2,000,000
CS First Boston
3.080%, dated 02/29/2008, matures 03/03/2008, repurchase price $525,135 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $535,500)	525,000	525,000
UBS Warburg
3.050%, dated 02/29/2008, matures 03/03/2008, repurchase price $669,135 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $682,345)	668,965	668,965

Total Repurchase Agreements
(Cost $4,243,965)		4,243,965

Investments Purchased with Proceeds from Securities Lending (d) – 1.0%
Morgan Stanley
3.27%, dated 02/29/2008, matures 03/03/2008, repurchase price $101,962 (collateralized by U.S. Treasury and Government Agency Obligations: Total market value $104,333
(Cost $101,875)	101,875	101,875

The accompanying notes are an integral part of the financial statements.

6   First American Funds 2008 Semiannual Report

Government Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Total Investments – 105.2%
(Cost $10,670,795)		10,670,795

Other Assets and Liabilities, Net – (5.2)%		(531,469)

Total Net Assets – 100.0%		$10,139,326

(a)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of February 29, 2008.

(b)	Variable Rate Security – The rate shown is the rate in effect as of February 29, 2008. The date shown is the next reset date.

(c)	This security or a portion of this security is out on loan at February 29, 2008. Total loaned securities had a market value of $99,812 at February 29, 2008. See note 2 in Notes to Financial Statements.

(d)	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. As of February 29, 2008, the cash collateral was invested solely in repurchase agreements. See note 2 in Notes to Financial Statements.

Prime Obligations Fund
DESCRIPTION	PAR	VALUE

Commercial Paper – 34.9%
Asset-Backed (a) – 21.2%
Atlantic Asset Securitization
4.160%, 03/17/2008	40,367	40,292
4.150%, 03/27/2008	59,633	59,454
3.250%, 04/11/2008	45,327	45,159
3.180%, 04/18/2008	27,267	27,151
3.180%, 04/25/2008	37,840	37,656
3.100%, 05/16/2008	100,000	99,345
3.100%, 05/16/2008	27,566	27,386
Barton Capital
4.170%, 03/05/2008	80,972	80,934
4.500%, 03/06/2008	41,500	41,474
3.950%, 03/07/2008	14,645	14,635
3.100%, 04/04/2008	80,000	79,766
3.200%, 05/09/2008	103,233	102,600
Chariot Funding
4.420%, 04/07/2008	25,286	25,171
4.420%, 04/07/2008	18,177	18,106
3.170%, 04/25/2008	76,266	75,891
3.150%, 05/02/2008	88,448	87,968
3.120%, 05/07/2008	25,153	25,007
3.080%, 05/27/2008	7,580	7,524
3.030%, 06/05/2008	75,000	74,394
Falcon Asset Securitization Corporation
3.150%, 04/28/2008	14,300	14,227
3.150%, 05/02/2008	67,370	67,005
3.050%, 05/06/2008	16,052	15,962
3.050%, 05/08/2008	60,490	60,142
Govco
4.850%, 03/12/2008	19,550	19,521
3.880%, 03/19/2008	150,000	149,709
3.750%, 04/18/2008	50,000	49,750
3.000%, 05/15/2008	27,500	27,328
2.970%, 06/17/2008	100,000	99,109
Kitty Hawk Funding (Guarantor: Bank of America)
3.270%, 03/05/2008	50,000	49,982
4.950%, 03/19/2008	67,121	66,959
4.950%, 03/19/2008	10,253	10,231
4.950%, 03/19/2008	30,795	30,745
3.250%, 04/25/2008	130,000	129,355
3.180%, 04/28/2008	69,024	68,670
Market Street Funding
4.300%, 03/31/2008	22,000	21,921
3.100%, 05/09/2008	100,000	99,406
Old Line Funding
3.600%, 03/03/2008	21,883	21,879
3.100%, 04/10/2008	50,000	49,828
3.150%, 04/11/2008	45,456	45,293
3.150%, 04/18/2008	109,294	108,835
Ranger Funding
3.250%, 03/10/2008	30,680	30,655
5.050%, 03/13/2008	98,500	98,334
3.250%, 03/18/2008	48,000	47,926
4.970%, 03/19/2008	25,000	24,942
3.250%, 03/24/2008	43,213	43,123
3.250%, 04/25/2008	100,000	99,503
Sheffield Receivables
3.400%, 03/03/2008	25,930	25,925
3.150%, 03/13/2008	84,750	84,661
3.850%, 04/04/2008	36,000	35,869
3.150%, 04/08/2008	50,000	49,834
3.150%, 04/08/2008	35,745	35,621
3.900%, 04/18/2008	6,575	6,541

First American Funds 2008 Semiannual Report   7

Schedule of Investments  February 29, 2008 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Thames Asset Global Securitization
3.300%, 03/03/2008	$130,000	$129,976
3.200%, 03/05/2008	60,000	59,979
3.250%, 03/18/2008	50,000	49,923
3.100%, 05/09/2008	34,239	34,036
3.130%, 05/14/2008	55,000	54,648
Three Pillars Funding
3.250%, 03/04/2008	40,391	40,380
3.170%, 03/07/2008	28,644	28,629
4.030%, 03/14/2008	10,594	10,579
3.250%, 03/17/2008	73,000	72,893
3.350%, 03/28/2008	63,259	63,100
3.500%, 04/21/2008	75,000	74,628
Thunder Bay Funding
3.950%, 03/14/2008	46,691	46,624
3.550%, 03/20/2008	20,700	20,661
3.120%, 04/01/2008	37,329	37,229
3.140%, 04/15/2008	35,682	35,542
3.270%, 04/17/2008	51,671	51,450
3.150%, 04/18/2008	34,795	34,649
Tulip Funding
3.150%, 03/11/2008	61,389	61,335
3.300%, 04/23/2008	132,411	131,768
3.130%, 05/07/2008	20,000	19,883
3.130%, 05/07/2008	13,700	13,621
3.150%, 05/30/2008	30,000	29,764
3.150%, 05/30/2008	75,000	74,409
Variable Funding (Guarantor: Wachovia Corp.)
3.900%, 03/14/2008	50,000	49,930
3.000%, 04/09/2008	180,079	179,451
Windmill Funding
3.950%, 03/14/2008	35,000	34,950
3.140%, 03/25/2008	40,700	40,615
4.230%, 04/04/2008	77,400	77,091
3.120%, 04/11/2008	75,000	74,734

		4,391,181

Non Asset-Backed – 13.7%
Allied Irish Bank NY
2.915%, 08/28/2008	150,000	147,814
Bank of Montreal
2.840%, 09/02/2008	100,000	98,541
BNP Paribas NY
4.340%, 06/03/2008	35,000	34,603
4.618%, 06/13/2008	100,000	98,666
Dexia Bank
3.800%, 03/07/2008	200,000	199,901
3.145%, 04/25/2008	100,000	99,520
Eksportfinans
2.950%, 05/08/2008	100,000	99,443
4.670%, 05/27/2008	100,000	98,871
4.650%, 05/28/2008	125,000	123,579
2.750%, 08/13/2008	50,000	49,370
General Electric Capital Corporation
4.090%, 07/02/2008	70,000	69,022
HSBC
3.150%, 07/28/2008	50,000	49,348
JP Morgan
4.789%, 04/01/2008	125,000	125,054
2.900%, 08/05/2008	75,000	74,051
2.720%, 08/11/2008	100,000	98,768
Lehman Brothers
3.150%, 03/03/2008	300,000	299,947
3.200%, 03/04/2008	150,000	149,960
Lloyds Bank NY
2.970%, 06/03/2008	110,000	109,147
Natixis Banques NY
5.050%, 03/07/2008	60,000	59,949
Rabobank
4.900%, 03/07/2008	125,000	124,898
3.030%, 03/31/2008	19,600	19,551
State Street
4.290%, 04/03/2008	200,000	199,213
2.920%, 04/29/2008	50,000	49,761
Toyota Motor Credit
2.960%, 06/27/2008	100,000	99,030
3.940%, 07/07/2008	200,000	197,198
UBS Finance
4.765%, 05/30/2008	50,000	49,404

		2,824,609

Total Commercial Paper
(Cost $7,215,790)		7,215,790

Certificates of Deposit – 26.7%
Abbey National
3.994%, 04/22/2008	100,000	100,000
Allied Irish Bank NY
4.815%, 05/16/2008	100,000	100,000
4.850%, 05/27/2008	100,000	100,000
American Express
4.080%, 07/14/2008	100,000	100,000
2.940%, 08/19/2008	200,000	200,000
2.980%, 08/26/2008	60,000	60,000
Bank of Montreal
4.900%, 05/30/2008	100,000	100,000
4.870%, 06/06/2008	100,000	100,000
2.940%, 08/06/2008	75,000	75,000
Bank Of Nova Scotia
5.010%, 03/04/2008	107,200	107,200
3.860%, 04/16/2008	125,000	125,000
3.810%, 04/18/2008	100,000	100,000
Bank of Scotland
4.810%, 04/21/2008	100,000	100,000
Barclays Bank NY
5.300%, 05/22/2008	100,000	100,000
3.980%, 07/11/2008	60,000	60,000
3.740%, 07/14/2008	100,000	100,000
3.050%, 08/27/2008	100,000	100,000
Calyon NY
4.870%, 03/03/2008	100,000	100,000
3.179%, 03/17/2008 (b)	100,000	100,000
3.010%, 08/25/2008	150,000	150,000
CIBC NY
3.119%, 03/18/2008 (b)	100,000	99,987
4.820%, 05/21/2008	100,000	100,000
Credit Suisse First Boston
4.450%, 04/03/2008	60,000	59,755
5.280%, 05/12/2008	100,000	100,000
5.270%, 05/19/2008	100,000	100,000
5.310%, 05/22/2008	100,000	100,000
Dexia Bank
3.260%, 03/24/2008	50,000	50,002
3.800%, 04/22/2008	105,000	105,000
Fortis Bank
2.850%, 08/13/2008	250,000	250,000
HBOS Treasury NY
5.280%, 05/21/2008	100,000	100,000
5.310%, 05/22/2008	100,000	100,000
HSBC
4.230%, 04/10/2008	50,000	50,002
3.900%, 04/14/2008	250,000	250,000

The accompanying notes are an integral part of the financial statements.

8   First American Funds 2008 Semiannual Report

Prime Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

KBC Bank
3.950%, 03/03/2008	$100,000	$100,000
Lloyds Bank NY
3.300%, 05/27/2008	50,000	50,000
3.100%, 07/29/2008	88,000	88,000
Marshall & Isley
5.110%, 03/10/2008	100,000	100,000
4.288%, 04/17/2008 (a) (b)	100,000	100,000
Natixis Banques NY
3.030%, 06/09/2008	92,000	92,000
2.830%, 08/08/2008	114,000	114,000
2.905%, 08/21/2008	100,000	100,000
PNC Bank
3.850%, 04/15/2008	150,000	150,000
4.026%, 04/22/2008	100,000	100,000
Regions Bank
2.900%, 08/21/2008	100,000	100,000
Royal Bank of Scotland
5.250%, 05/19/2008	100,000	100,000
Svenska Handelsbanken NY
3.101%, 03/21/2008	95,000	95,000
3.109%, 03/30/2008	60,000	60,000
3.860%, 04/14/2008	150,000	150,000
Toronto Dominion Bank
4.870%, 06/09/2008	125,000	125,000
Wachovia Bank
4.800%, 05/23/2008	100,000	100,000
Westpac Bank NY
4.750%, 03/31/2008	60,000	60,027
4.950%, 04/07/2008	100,000	100,000
2.900%, 08/19/2008	100,000	100,000

Total Certificates of Deposit
(Cost $5,525,973)		5,525,973

Corporate Notes – 11.9%
3M
5.827%, 12/12/2008	150,000	151,628
Allstate Global Funding
3.165%, 03/13/2008 (a) (b)	75,000	75,000
Bank of Scotland NY
3.208%, 03/07/2008 (a) (b)	50,000	50,000
BNP Paribas NY
3.120%, 03/26/2008 (a) (b)	124,000	124,000
Commonwealth Bank
4.906%, 03/18/2008 (b)	45,000	45,020
Danske Bank
3.084%, 03/30/2008 (a) (b)	100,000	100,000
Fortis Bank
3.864%, 04/19/2008 (a) (b)	80,000	80,000
Lloyds Bank NY
3.153%, 03/06/2008 (b)	100,000	100,000
Marshall & Isley
3.151%, 03/15/2008 (a) (b)	50,000	50,000
MBIA Global Funding
4.018%, 04/23/2008 (a) (b) (c)	120,000	120,000
Metlife Global Funding
3.235%, 03/27/2008 (a) (b)	95,000	95,000
3.118%, 03/30/2008 (a) (b)	100,000	100,000
Morgan Stanley Dean Witter
3.195%, 03/01/2008	75,000	75,000
3.214%, 03/28/2008 (a) (b)	95,000	95,000
3.175%, 03/29/2008 (b)	80,000	80,000
PNC Bank
3.464%, 04/23/2008 (b)	50,000	50,000
Procter & Gamble
3.140%, 05/19/2008 (b)	75,000	75,000
Royal Bank of Canada
3.254%, 03/01/2008 (a) (b)	100,000	100,000
3.153%, 03/09/2008 (a) (b)	179,000	179,000
Royal Bank of Scotland
3.121%, 03/21/2008 (a) (b)	259,000	259,000
Societe Generale
3.144%, 03/02/2008 (a) (b)	94,000	93,939
Suntrust Bank
4.809%, 04/02/2008 (b)	35,000	34,999
UBS
3.086%, 03/16/2008 (b)	100,000	100,000
Wachovia Bank
3.070%, 03/01/2008 (b)	125,000	124,418
Westpac Bank NY
4.644%, 05/06/2008 (a) (b)	100,000	99,964

Total Corporate Notes
(Cost $2,456,968)		2,456,968

Extendible Floating Rate Corporate Notes (b) – 9.1%
Allstate Global Funding
3.339%, 03/20/2008 (a)	174,000	174,000
Bayerische Landesbank NY
3.195%, 03/24/2008 (a)	350,000	350,005
BNP Paribas NY
3.060%, 05/19/2008 (a)	100,000	100,000
BP Capital Markets
5.066%, 03/11/2008	149,000	149,000
Commonwealth Bank
4.820%, 04/03/2008 (a)	59,000	59,000
Deutsche Bank
4.753%, 03/25/2008 (a)	150,000	150,000
General Electric Capital Corporation
3.185%, 03/10/2008 (a)	200,000	200,000
3.155%, 03/24/2008	100,000	100,000
Goldman Sachs
3.331%, 05/01/2008 (a)	100,000	100,000
Metlife Global Funding
3.211%, 03/07/2008 (a)	85,000	85,000
Morgan Stanley Dean Witter
3.271%, 03/15/2008 (a)	100,000	100,000
National Australia Bank
3.306%, 05/11/2008	75,000	75,000
Pricoa Global Funding
4.118%, 05/13/2008 (a)	50,000	50,000
Wells Fargo
3.201%, 03/15/2008 (a)	100,000	100,000
Westlb AG NY
4.880%, 03/30/2008 (a)	100,000	100,000

Total Extendible Floating Rate Corporate Notes
(Cost $1,892,005)		1,892,005

Floating Rate Funding Agreements (b) – 3.6%
ING Bank
3.340%, 03/26/2008	75,000	75,000
ING USA Life
3.199%, 03/19/2008 (c)	150,000	150,000
5.071%, 03/15/2008 (c)	125,000	125,000
Metlife
5.221%, 03/07/2008 (c)	100,000	100,000
Transamerica Occidental
3.334%, 03/02/2008 (c)	225,000	225,000

First American Funds 2008 Semiannual Report   9

Schedule of Investments  February 29, 2008 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)
DESCRIPTION	PAR/SHARES	VALUE

Travelers Insurance Company
5.221%, 03/10/2008 (c)	$80,000	$80,000

Total Floating Rate Funding Agreements
(Cost $755,000)		755,000

Structured Notes (a) (b) (c) – 2.9%
Carrera Capital Finance
3.070%, 03/01/2008	100,000	100,000
3.080%, 03/01/2008	100,000	100,000
3.080%, 03/01/2008	75,000	75,000
3.080%, 03/01/2008	60,000	60,000
3.090%, 03/01/2008	100,000	100,000
Paragon Mortgages
Series 12A, Class A1
3.111%, 03/15/2008	88,460	88,460
Series 13A, Class A1
3.131%, 03/15/2008	66,297	66,297

Total Structured Notes
(Cost $589,757)		589,757

Money Market Fund – 2.7%
STIC Liquid Assets Portfolio
(Cost $551,621)	551,621,000	551,621

Master Notes (b) – 1.9%
Bank of America Securities Master Note
3.205%, 03/01/2008	$50,000	50,000
Citigroup Global Markets
3.275%, 03/01/2008	350,000	350,000

Total Master Notes
(Cost $400,000)		400,000

U.S. Government Agency Security – 1.0%
Federal Home Loan Mortgage Corporation
3.645%, 06/13/2008
(Cost $197,894)	200,000	197,894

Repurchase Agreements – 5.6%
Bank of America
3.205%, dated 02/29/2008, matures 03/03/2008, repurchase price $75,020 (collateralized by Various securities: Total market value $78,750)	75,000	75,000
Goldman Sachs
3.215%, dated 02/29/2008, matures 03/03/2008, repurchase price $150,040 (collateralized by Various securities: Total market value $157,500)	150,000	150,000
Goldman Sachs
3.225%, dated 02/29/2008, matures 03/03/2008, repurchase price $100,027 (collateralized by Various securities: Total market value $105,000)	100,000	100,000
UBS Warburg
1.800%, dated 02/29/2008, matures 03/03/2008, repurchase price $294,165 (collateralized by Various securities: Total market value $300,007)	294,121	294,121
UBS Warburg
3.235%, dated 02/29/2008, matures 03/03/2008, repurchase price $200,054 (collateralized by Various securities: Total market value $210,002)	200,000	200,000
UBS Warburg
3.050%, dated 02/29/2008, matures 03/03/2008, repurchase price $331,119 (collateralized by Various securities: Total market value $337,657)	331,035	331,035

Total Repurchase Agreements
(Cost $1,150,156)		1,150,156

Total Investments – 100.3%
(Cost $20,735,164)		20,735,164

Other Assets and Liabilities, Net – (0.3)%		(63,399)

Total Net Assets – 100.0%		$20,671,765

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of February 29, 2008, the value of these investments was $8,267,846 or 40.0% of total net assets.

(b)	Variable Rate Security – The rate shown is the rate in effect as of February 29, 2008. The date shown is the next reset date.

(c)	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 29, 2008 the value of these investments was $1,389,757 or 6.7% of total net assets. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

10   First American Funds 2008 Semiannual Report

Tax Free Obligations Fund
DESCRIPTION	PAR	VALUE

Municipal Bonds – 97.2%
Alabama – 2.2%
Birmingham Public Educational Building Authority, Student Housing UAB II, Series A (LOC: Regions Bank)
3.151%, 03/07/2008 (a)	6,000	6,000
Infirmary Health Systems Special Care Facilities Financing Authority, Series B (LOC: Regions Bank)
3.092%, 03/07/2008 (a)	15,000	15,000
Mobile Educational Building Authority, Spring Hill College (LOC: Regions Bank)
3.002%, 03/07/2008 (a)	20,000	20,000
Washington County Industrial Development Authority (LOC: Regions Bank)
3.191%, 03/07/2008 (a)	9,250	9,250

		50,250

Arizona – 1.7%
Arizona Health Facilities Authority, The Terraces (LOC: Sovereign Bank) (LOC: Lloyd’s Bank)
2.992%, 03/07/2008 (a)	2,500	2,500
Phoenix Industrial Development Authority (LOC: Wells Fargo Bank)
3.151%, 03/07/2008 (a)	950	950
Phoenix, Series 1873 (General Obligation)
3.401%, 03/07/2008 (a) (b)	1,300	1,300
Phoenix, Series H05 (General Obligation) (SPA: Wachovia Bank)
3.341%, 03/07/2008 (a) (b)	2,565	2,565
Pima County Industrial Development Authority, Harvest Preparatory Project (LOC: J.P. Morgan Chase Bank)
2.972%, 03/07/2008 (a)	8,700	8,700
Tempe Industrial Development Authority, Friendship Village, Series C (LOC: Sovereign Bank) (LOC: Fortis Bank)
2.992%, 03/07/2008 (a)	23,900	23,900

		39,915

Arkansas – 0.3%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
3.161%, 03/07/2008 (a)	6,390	6,390

California – 0.0%
California Infrastucture & Economic Development Bank, Goodwill Industries Orange County (LOC: Wells Fargo Bank)
2.982%, 03/07/2008 (a)	1,100	1,100

Colorado – 3.4%
Colorado Educational & Cultural Facilities, Mesivta L.A. (LOC: Bank of America)
3.181%, 03/07/2008 (a)	5,000	5,000
Colorado Educational & Cultural Facilities, Regis Jesuit High School Project (LOC: Wells Fargo Bank)
3.151%, 03/07/2008 (a)	1,100	1,100
Colorado Health Facilities Authority, Adventist Health, Sunbelt, Series B (LOC: Suntrust Bank)
2.972%, 03/07/2008 (a)	10,730	10,730
Colorado Health Facilities Authority, Bethesda Living Centers, Series A (LOC: LaSalle Bank)
2.992%, 03/07/2008 (a)	4,945	4,945
Colorado Health Facilities Authority, Christian Living Community, Series C-1 (LOC: Sovereign Bank) (LOC: Citibank)
2.992%, 03/07/2008 (a)	7,000	7,000
Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank)
3.141%, 03/07/2008 (a)	3,600	3,600
Colorado Health Facilities Authority, Evangelical (LOC: Allied Irish Bank, PLC)
3.032%, 03/07/2008 (a)	5,300	5,300
Colorado Springs Fine Arts Center Project (LOC: Wells Fargo Bank)
3.151%, 03/07/2008 (a)	1,200	1,200
Colorado State Educational Loan Program
3.250%, 08/05/2008	40,000	40,060

		78,935

Delaware – 0.2%
Delaware State Economic Development Authority, Hospital Billing, Series A (LOC: J.P. Morgan Chase Bank)
3.191%, 03/07/2008 (a)	5,000	5,000

District of Columbia – 0.7%
District of Columbia, American Educational Research (LOC: Wachovia Bank)
3.391%, 03/07/2008 (a)	7,350	7,350
District of Columbia, American Society, Series A (LOC: Wachovia Bank)
3.371%, 03/07/2008 (a)	10,000	10,000

		17,350

Florida – 7.3%
Hillsborough Community College (LOC: Bank of America)
3.371%, 03/07/2008 (a)	17,300	17,300
JEA District Energy System, Series A (LOC: State Street B&T)
2.962%, 03/07/2008 (a)	2,100	2,100
Miami-Dade County Development Authority, Gulliver School Project (LOC: Bank of America)
3.012%, 03/07/2008 (a)	3,350	3,350
Orange County Health Facilities Authority, Adventist Health Systems, Sunbelt (LOC: Suntrust Bank)
2.972%, 03/07/2008 (a)	44,900	44,900
Palm Beach County, Jewish Community Campus (LOC: Northern Trust)
2.882%, 03/07/2008 (a)	1,500	1,500
Palm Beach County Health (Commercial Paper)
0.800%, 10/09/2008	19,800	19,800
0.800%, 10/09/2008	40,000	40,000
Seminole County Industrial Development Authority, Masters Academy Project (LOC: Allied Irish Bank, PLC)
2.992%, 03/07/2008 (a)	2,985	2,985
St. Petersburg Health Facilities Authority, Menorah Manor Project (LOC: Suntrust Bank)
3.092%, 03/07/2008 (a)	6,715	6,715
Tampa Prep School Project (LOC: Suntrust Bank)
2.972%, 03/07/2008 (a)	15,280	15,280
Temple Terrace, Lifepath Hospice Project (LOC: Suntrust Bank)
3.241%, 03/07/2008 (a)	5,800	5,800

First American Funds 2008 Semiannual Report   11

Schedule of Investments  February 29, 2008 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

UCF Health Facilities, Health Sciences Campus (LOC: Fifth Third Bank)
3.191%, 03/07/2008 (a)	$10,000	$10,000

		169,730

Georgia – 4.1%
Fayette County Development Authority, Catholic School Properties (LOC: Wachovia Bank)
3.351%, 03/07/2008 (a)	9,960	9,960
Fulton County Development Authority, Catholic Education, North Georgia (LOC: Wachovia Bank)
3.371%, 03/07/2008 (a)	14,170	14,170
Fulton County Development Authority, Metro Atlanta YMCA (LOC: Wachovia Bank)
3.371%, 03/07/2008 (a)	7,355	7,355
Fulton County Development Authority, Pace Academy Project (LOC: Bank of America)
2.992%, 03/07/2008 (a)	1,725	1,725
Gordon County Hospital Authority, Adventist Health Systems, Series A (LOC: Suntrust Bank)
2.972%, 03/07/2008 (a)	1,100	1,100
La Grange Development Authority, La Grange College Project (LOC: Suntrust Bank)
3.341%, 03/07/2008 (a)	25,950	25,950
3.241%, 03/07/2008 (a)	25,010	25,010
Thomasville Hospital Authority, J.D. Archbold (LOC: Suntrust Bank)
3.241%, 03/07/2008 (a) (b)	9,550	9,550

		94,820

Idaho – 0.1%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
3.161%, 03/07/2008 (a)	3,340	3,340

Illinois – 9.8%
Aurora Economic Development, Aurora Christian School (LOC: Fifth Third Bank)
2.972%, 03/07/2008 (a)	5,660	5,660
Aurora Economic Development, Aurora Christian School, Series B (LOC: Fifth Third Bank)
3.181%, 03/07/2008 (a)	2,600	2,600
Cook County, Catholic Theological University Project (LOC: Harris Trust & Savings)
3.002%, 03/07/2008 (a)	13,400	13,400
Illinois Development Finance Authority (LOC: Northern Trust)
3.181%, 03/07/2008 (a)	3,500	3,500
Illinois Development Finance Authority (LOC: Northern Trust) (LOC: Harris Trust & Savings) (LOC: Bank One)
3.191%, 03/07/2008 (a)	2,500	2,500
Illinois Development Finance Authority, Aurora (LOC: Allied Irish Bank, PLC)
3.251%, 03/07/2008 (a)	6,740	6,740
Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank)
2.992%, 03/07/2008 (a)	4,125	4,125
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
3.002%, 03/07/2008 (a)	6,255	6,255
Illinois Development Finance Authority, Solomon Schecter Day Schools (LOC: LaSalle Bank)
2.992%, 03/07/2008 (a)	4,850	4,850
Illinois Development Finance Authority, St. Paul’s House Project (LOC: LaSalle Bank)
3.022%, 03/07/2008 (a)	4,915	4,915
Illinois Development Finance Authority, United Way/Crusade Mercy (LOC: LaSalle Bank)
2.992%, 03/07/2008 (a)	3,550	3,550
Illinois Educational Facilities Authority, Field Museum (LOC: Northern Trust)
3.200%, 03/07/2008 (a) (b)	7,800	7,800
Illinois Finance Authority, Kohl Children’s Museum (LOC: Fifth Third Bank)
3.002%, 03/07/2008 (a)	6,840	6,840
Illinois Finance Authority, Loyola University Health Systems, Series B (LOC: Harris Bank)
2.972%, 03/07/2008 (a)	15,000	15,000
Illinois Finance Authority, Luther Oaks, Series C (LOC: Fifth Third Bank)
2.982%, 03/07/2008 (a)	6,500	6,500
Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank)
2.992%, 03/07/2008 (a)	3,200	3,200
Illinois Finance Authority, North Park University Project (LOC: J.P. Morgan Chase Bank)
3.250%, 03/07/2008 (a)	13,000	13,000
Illinois Finance Authority, Northwestern University, Series B
3.191%, 03/07/2008 (a)	41,655	41,655
Illinois Finance Authority, Rest Haven Christian, Series B (LOC: Sovereign Bank) (LOC: KBC Bank)
2.992%, 03/07/2008 (a)	21,470	21,470
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
2.992%, 03/07/2008 (a)	6,890	6,890
Illinois Health Facilities, Lutheran Home and Services (LOC: Fifth Third Bank)
3.251%, 03/07/2008 (a)	13,000	13,000
Illinois Health Facilities, Lutheran Home and Services Project (LOC: Allied Irish Bank, PLC)
2.992%, 03/07/2008 (a)	12,635	12,635
Illinois Health Facilities, Series B (LOC: LaSalle Bank)
2.982%, 03/07/2008 (a)	9,335	9,335
Northern Cook County Solid Waste Agency (LOC: Northern Trust)
3.032%, 03/07/2008 (a)	4,700	4,700
Yorkville, MPI Grande Project (LOC: LaSalle Bank)
2.992%, 03/07/2008 (a)	9,205	9,205

		229,325

Indiana – 5.2%
Evansville Economic Development, Good Samaritan Home (LOC: Fifth Third Bank)
3.201%, 03/07/2008 (a)	6,250	6,250
Fort Wayne Industries Economic Development, Lutheran Homes Project (LOC: Fifth Third Bank)
3.251%, 03/07/2008 (a)	4,715	4,715
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
2.972%, 03/07/2008 (a)	7,465	7,465

The accompanying notes are an integral part of the financial statements.

12   First American Funds 2008 Semiannual Report

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Bank)
2.972%, 03/07/2008 (a)	$10,385	$10,385
Indiana Health Facilities Financing Authority, Bethesda Living Center, Series B (LOC: LaSalle Bank)
2.992%, 03/07/2008 (a)	4,725	4,725
Indiana Health Facilities Financing Authority, Major Hospital Project (LOC: J.P. Morgan Chase Bank)
3.042%, 03/07/2008 (a)	15,700	15,700
Indiana Health Facilities Financing Authority, Westview Hospital (LOC: Fifth Third Bank)
3.191%, 03/07/2008 (a)	11,040	11,040
Indianapolis Local Public Improvement Bond Bank, Series 2007-J1
2.900%, 07/01/2008	15,000	15,000
Indianapolis Local Public Improvement Bond Bank, Series 2007-J2
2.950%, 01/08/2009	45,000	45,000

		120,280

Iowa – 1.3%
Iowa Financial Authority, Health Care Facilities, Unity Healthcare (LOC: Bank of America)
3.181%, 03/07/2008 (a)	14,505	14,505
Iowa Financial Authority, Regional Blood Center (LOC: Wells Fargo Bank)
3.151%, 03/07/2008 (a)	930	930
Iowa Financial Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
2.972%, 03/07/2008 (a)	8,670	8,670
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
2.972%, 03/07/2008 (a)	6,000	6,000

		30,105

Kansas – 0.4%
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
2.982%, 03/07/2008 (a)	8,285	8,285

Kentucky – 0.1%
Kentucky Economic Development Finance Authority, Catholic Health, Series A
5.375%, 06/01/2008	2,965	3,019

Louisiana – 3.1%
Louisiana Public Facilities Authority (LOC: J.P. Morgan Chase Bank)
3.151%, 03/07/2008 (a)	8,110	8,110
Louisiana Public Facilities Authority, Diocese Houma-Thibodaux Project (LOC: Allied Irish Bank, PLC)
3.002%, 03/07/2008 (a)	5,900	5,900
Louisiana Public Facilities Authority, Tiger Athletic Foundation Project (LOC: Regions Bank)
3.022%, 03/07/2008 (a)	42,115	42,115
3.141%, 03/07/2008 (a)	6,075	6,075
St. James Parish Pollution Control (LOC: Bayerische Landesbank)
3.000%, 03/07/2008 (a)	10,085	10,085

		72,285

Maryland – 0.5%
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: Branch Banking & Trust) (SPA: Branch Banking & Trust)
2.992%, 03/07/2008 (a)	11,030	11,030

Massachusetts – 2.6%
Massachusetts State Development Finance Agency, Judge Rotenburg Center (LOC: Fleet Bank)
2.992%, 03/07/2008 (a)	5,435	5,435
Massachusetts State, Series C (General Obligation) (SPA: State Street B&T)
3.241%, 03/07/2008 (a)	56,000	56,000

		61,435

Michigan – 3.2%
Grand Rapids Economic Development Corporation, St. Dominic Project (LOC: Allied Irish Bank, PLC)
3.201%, 03/07/2008 (a)	11,400	11,400
Kalamazoo Economic Development, Friendship Village (LOC: Fifth Third Bank)
3.002%, 03/07/2008 (a)	9,015	9,015
Michigan Higher Educational Facilities Authority, Albion College (LOC: J.P. Morgan Chase Bank)
2.992%, 03/07/2008 (a)	39,300	39,300
Michigan Municipal Bond Authority Revenue, Series B-2 (LOC: Scotia Bank)
4.500%, 08/20/2008	6,300	6,323
Michigan State Hospital Finance Authority, Henry Ford Health, Series B (LOC: Landesbank Hessen-THRGN)
2.962%, 03/07/2008 (a)	1,280	1,280
State of Michigan Strategic Fund, Father Gabriel High School Project (LOC: Allied Irish Bank, PLC)
2.992%, 03/07/2008 (a)	8,250	8,250

		75,568

Minnesota – 1.0%
Eden Prairie, Multifamily Housing Authority
3.181%, 03/07/2008 (a)	14,505	14,505
Oak Park Heights Multi-Family, Boutwells Landing (INS: FHLMC)
3.191%, 03/07/2008 (a)	8,700	8,700

		23,205

Mississippi – 0.3%
Mississippi Business Finance, Memphis & Mid-South YMCA (LOC: Wachovia Bank)
3.391%, 03/07/2008 (a)	6,475	6,475

Missouri – 1.0%
Jackson County Industrial Development Authority, YMCA Greater Kansas City (LOC: Bank of America)
3.042%, 03/07/2008 (a)	7,100	7,100
Kansas City Industrial Development Authority, Bethesda Living Center, Series A (LOC: LaSalle Bank) (GTY: Bethesda Associate)
2.992%, 03/07/2008 (a)	8,940	8,940
Missouri State Health & Educational Facilities (LOC: Bank One)
3.092%, 03/07/2008 (a)	6,765	6,765

		22,805

First American Funds 2008 Semiannual Report   13

Schedule of Investments  February 29, 2008 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Montana – 0.4%
Forsyth Pollution Control, Pacificorp Project (LOC: BNP Paribas Bank)
3.989%, 03/01/2008 (a)	$60	$60
Richland County Hospital, Sidney Health Center, Series A (LOC: Allied Irish Bank, PLC)
3.201%, 03/07/2008 (a)	9,685	9,685

		9,745

Nevada – 0.4%
Nevada State Municipal Bond Bank, Projects 65 & R6 (General Obligation)
5.250%, 05/15/2008	8,260	8,333

New Jersey – 2.3%
Hudson County Improvement Authority (LOC: Bank of New York)
2.932%, 03/07/2008 (a)	13,735	13,735
New Jersey Economic Development Authority, Cedar Crest Village, Series A (LOC: Sovereign Bank) (LOC: Bank of New York)
2.992%, 03/07/2008 (a)	17,720	17,720
New Jersey Economic Development Authority, Cedar Crest Village, Series B (LOC: Sovereign Bank) (LOC: Bank of New York)
2.992%, 03/07/2008 (a)	23,000	23,000

		54,455

New York – 1.2%
New York State Dormitory Authority, Beverwyck (LOC: Fleet Bank)
2.992%, 03/07/2008 (a)	1,000	1,000
New York State Government Assistance, Series G (LOC: Bank of Nova Scotia)
2.872%, 03/07/2008 (a)	4,600	4,600
Oneida County Industrial Development Agency, Preswick Glen Civic Facility (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
2.942%, 03/07/2008 (a)	5,000	5,000
Westchester County Industrial Development Agency, Continuing Care Retirement (LOC: Sovereign Bank) (LOC: Natixis Bank)
2.942%, 03/07/2008 (a)	17,500	17,500

		28,100

North Carolina – 2.7%
North Carolina Medical Care Community Health Care Facilities, Angel Medical Center (LOC: Wachovia Bank)
3.371%, 03/07/2008 (a)	4,345	4,345
North Carolina Medical Care Community Health Care Facilities, Carolina Meadows (LOC: Allied Irish Bank, PLC)
3.002%, 03/07/2008 (a)	15,535	15,535
North Carolina Medical Care Community Health Care Facilities, Pennybyrn, Series C (LOC: Bank of America)
2.972%, 03/07/2008 (a)	23,200	23,200
North Carolina Student Housing, Fayetteville University (LOC: Wachovia Bank)
3.371%, 03/07/2008 (a)	9,260	9,260
North Carolina Student Housing, NCCU Real Estate, Series A (LOC: Wachovia Bank)
3.351%, 03/07/2008 (a)	9,680	9,680

		62,020

North Dakota – 0.2%
Mercer County Pollution Control (LOC: LaSalle Bank)
3.092%, 03/07/2008 (a)	3,600	3,600

Ohio – 4.0%
Akron, Bath, and Copley, Summa Health Systems, Series B (LOC: Bank One)
3.062%, 03/07/2008 (a)	6,005	6,005
Cleveland-Cuyahoga County Port Authority (LOC: Fifth Third Bank)
3.191%, 03/07/2008 (a)	2,425	2,425
Dayton-Montgomery County, Caresource Project, Series A (LOC: Fifth Third Bank)
3.191%, 03/07/2008 (a)	11,000	11,000
Franklin County Health Care Facilities, Mother Angeline McCrory Project (LOC: Allied Irish Bank, PLC)
3.201%, 03/07/2008 (a)	16,150	16,150
Franklin County Health Care Facilities, Wesley Glen, Series A (LOC: Fifth Third Bank)
3.171%, 03/07/2008 (a)	3,960	3,960
Franklin County Health Care Facilities, Wesley Glen, Series B (LOC: Fifth Third Bank)
3.171%, 03/07/2008 (a)	2,120	2,120
Franklin County Health Care Facilities, Wesley Ridge Residence, Series C (LOC: Fifth Third Bank)
3.171%, 03/07/2008 (a)	10,200	10,200
Logan County Health Care Facilities (LOC: Fifth Third Bank)
3.201%, 03/07/2008 (a)	10,015	10,015
Middleburg Heights Hospital Improvement Revenue (LOC: Fifth Third Bank)
3.062%, 03/07/2008 (a)	2,845	2,845
Ohio State, Series 1925 (General Obligation)
3.401%, 03/07/2008 (a) (b)	2,575	2,575
Ohio State Water Development Authority, Pollution Control Facilities, Series B (LOC: Wachovia Bank)
2.962%, 03/07/2008 (a)	3,000	3,000
Pike County Health Care Facilities, Hill View (LOC: Fifth Third Bank)
2.972%, 03/07/2008 (a)	8,180	8,180
Rickenbacker Port Authority Capital Funding
3.211%, 03/07/2008 (a) (b)	6,560	6,560
Toledo-Lucas County Port Authority, Series C (LOC: Sovereign Bank) (LOC: Bank of Nova Scotia)
2.972%, 03/07/2008 (a)	9,075	9,075

		94,110

Oklahoma – 0.1%
Oklahoma State Industrials Authority Revenue, American Cancer Society Project (LOC: Bank of America)
3.042%, 03/07/2008 (a)	2,520	2,520

Oregon – 3.0%
Clackamas County Hospital Facilities, Senior Living Facility, Mary’s Woods (LOC: Sovereign Bank) (LOC: KBC Bank)
2.992%, 03/07/2008 (a)	20,995	20,995
Oregon State, Series A (General Obligation)
4.500%, 06/30/2008	50,000	50,139

		71,134

The accompanying notes are an integral part of the financial statements.

14   First American Funds 2008 Semiannual Report

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Pennsylvania – 7.7%
Beaver County Industrial Development Authority Pollution Control, FirstEnergy Nuclear, Series B (LOC: Wachovia Bank)
2.962%, 03/07/2008 (a)	$30,000	$30,000
Chester County Health & Educational Facilities Retirement Community, Kendal Crosslands Project (LOC: Allied Irish Bank, PLC)
3.002%, 03/07/2008 (a)	22,555	22,555
Cumberland County Municipal Authority, Asbury Obligated Group (LOC: KBC Bank)
2.992%, 03/07/2008 (a)	20,000	20,000
Delaware County Revenue Authority, Riddle Village Project (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
2.972%, 03/07/2008 (a)	33,700	33,700
Delaware County Revenue Authority, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Lloyds TSB Bank)
2.972%, 03/07/2008 (a)	8,110	8,110
Delaware Valley Regional Financial Authority, Series D (LOC: Bayerische Landesbank)
2.842%, 03/07/2008 (a)	15,500	15,500
Lebanon County Health Facilities, Health Center, United Church of Christ (LOC: Wachovia Bank)
3.351%, 03/07/2008 (a)	9,025	9,025
Lehigh County General Purpose (GTY: Citibank)
3.211%, 03/07/2008 (a) (b)	15,965	15,965
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
2.972%, 03/07/2008 (a)	3,455	3,455
Luzerne County Convention Center, Series A (LOC: Wachovia Bank)
3.371%, 03/07/2008 (a)	1,285	1,285
Pennsylvania State, Series 11056 (General Obligation)
3.050%, 03/13/2008 (a) (b)	3,775	3,775
Philadelphia Industrial Development Authority, Chestnut Hill Academy (LOC: Wachovia Bank)
3.341%, 03/07/2008 (a)	2,500	2,500
Philadelphia Industrial Development Authority, Girard Estate Aramark (LOC: J.P. Morgan Chase Bank)
3.391%, 03/07/2008 (a)	3,600	3,600
Westmoreland County Industrial Development, Redstone Retirement, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
2.982%, 03/07/2008 (a)	11,000	11,000

		180,470

Rhode Island – 0.5%
Rhode Island Health & Education Revenue, Jewish Services Agency (LOC: Sovereign Bank) (LOC: Bank of New York)
2.972%, 03/07/2008 (a)	11,285	11,285

South Carolina – 1.0%
2.992%, 03/07/2008 (a)	6,500	6,500
2.992%, 03/07/2008 (a)	2,500	2,500
South Carolina State Highway, Series B (General Obligation)
5.500%, 04/01/2008	14,515	14,571

		23,571

Tennessee – 0.9%
Dayton Industrial Development Board Educational Facilities, Bryan College Dormitory Project (LOC: Regions Bank)
3.191%, 03/07/2008 (a)	4,000	4,000
Jefferson City Health & Educational Facilities, Carson Newman College (LOC: Suntrust Bank)
3.241%, 03/07/2008 (a)	7,000	7,000
Met Government Nashville & Davidson (LOC: Societe Generale)
3.201%, 03/07/2008 (a) (b)	7,035	7,035
Rutherford County Industrial Development – Square D Company (LOC: Societe Generale)
3.441%, 03/07/2008 (a)	4,100	4,100

		22,135

Texas – 12.4%
ABN AMRO Munitops Certificates Trust, Series 2002-8 (INS: PSF-Guaranteed) (SPA: ABN AMRO Bank)
3.770%, 05/17/2008 (a) (b) (c)	11,390	11,390
ABN AMRO Munitops Certificates Trust, Series 2006-70 (INS: PSF-Guaranteed) (SPA: ABN AMRO Bank)
3.770%, 05/17/2008 (a) (b) (c)	6,995	6,995
Alamo Heights Independent School District, Series 980 (General Obligation) (INS: PSF-Guaranteed)
3.401%, 03/07/2008 (a) (b)	13,080	13,080
Aldine Independent School District (General Obligation) (INS: PSF-Guaranteed)
3.181%, 03/07/2008 (a) (b)	5,710	5,710
Allen Independent School District, Series D33 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
3.341%, 03/07/2008 (a) (b)	5,635	5,635
Boerne Independent School District #D46 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
3.341%, 03/07/2008 (a) (b)	5,295	5,295
Brownsville Independent School District, Series 1059-B (General Obligation) (INS: PSF-Guaranteed)
3.401%, 03/07/2008 (a) (b)	6,705	6,705
Brownsville Independent School District, Series D79 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
3.341%, 03/07/2008 (a) (b)	3,810	3,810
Crawford Educational Facilities, Prince Peace Christian School (LOC: Wachovia Bank)
2.982%, 03/07/2008 (a)	5,530	5,530
Cypress-Fairbanks Independent School District, Series 2521 (General Obligation) (INS: PSF-Guaranteed)
3.401%, 03/07/2008 (a) (b)	1,910	1,910
Cypress-Fairbanks Independent School District, Series 2538 (General Obligation) (INS: PSF-Guaranteed)
3.401%, 03/07/2008 (a) (b)	1,730	1,730
Dallas Waterworks & Sewer System
3.190%, 03/07/2008 (a) (b)	17,985	17,985
Denton Independent School District (General Obligation) (INS: PSF-Guaranteed) (SPA: Westdeutsche Landesbank)
3.000%, 08/01/2008	13,400	13,400

First American Funds 2008 Semiannual Report   15

Schedule of Investments  February 29, 2008 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Dickinson Independent School District, Series 1517B (General Obligation) (INS: PSF-Guaranteed)
3.401%, 03/07/2008 (a) (b)	$1,995	$1,995
Ector County Independent School District, Series 1707 (General Obligation) (INS: PSF-Guaranteed)
3.401%, 03/07/2008 (a) (b)	10,520	10,520
Ector County Independent School District, Series 1708 (General Obligation) (INS: PSF-Guaranteed)
3.401%, 03/07/2008 (a) (b)	1,110	1,110
Georgetown Health Facilities Development, Retirement Facilities, Wesleyan Homes (LOC: Regions Bank)
3.092%, 03/07/2008 (a)	4,000	4,000
Harris County Health Facilities Development, Seven Acres Jewish Senior Care (LOC: J.P. Morgan Chase Bank)
3.201%, 03/07/2008 (a)	18,605	18,605
HFDC Central Texas, Retirement Facility Revenue, Series B (LOC: BNP Paribas)
2.982%, 03/07/2008 (a)	10,000	10,000
HFDC Central Texas, Village De San Antonio, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
3.002%, 03/07/2008 (a)	5,200	5,200
Houston Higher Education Revenue, Series 1865
3.401%, 03/07/2008 (a) (b)	9,235	9,235
Houston Independent School District, Series 1078B (INS: PSF-Guaranteed)
3.401%, 03/07/2008 (a) (b)	5,725	5,725
Katy Independent School District (General Obligation) (INS: PSF-Guaranteed)
3.181%, 03/07/2008 (a) (b)	6,185	6,185
Lake Travis Independent School District, Series 1882 (General Obligation) (INS: PSF-Guaranteed)
3.401%, 03/07/2008 (a) (b)	5,285	5,285
Lewisville Independent School District, Series 1441 (General Obligation) (INS: PSF-Guaranteed)
3.401%, 03/07/2008 (a) (b)	8,335	8,335
Lewisville Independent School District, Series D-34 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
3.341%, 03/07/2008 (a) (b)	3,970	3,970
Mansfield Independent School District, Series 1332 (General Obligation) (INS: PSF-Guaranteed)
3.401%, 03/07/2008 (a) (b)	4,290	4,290
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
3.201%, 03/07/2008 (a)	16,875	16,875
Northside Independent School District, Series BR03 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
3.341%, 03/07/2008 (a) (b)	2,995	2,995
Northwest Independent School District, Series D80 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
3.341%, 03/07/2008 (a) (b)	4,340	4,340
San Antonio Electric & Gas, Series D65 (SPA: Wachovia Bank)
3.400%, 03/07/2008 (a) (b)	3,135	3,135
San Antonio, Series D71 (General Obligation) (SPA: Wachovia Bank)
3.341%, 03/07/2008 (a) (b)	2,995	2,995
San Antonio, Series D85 (General Obligation) (SPA: Wachovia Bank)
3.341%, 03/07/2008 (a) (b)	2,795	2,795
Schertz-Cibolo Independent School District, Series D61 (General Obligation) (INS: PSF-Guaranteed) (SPA: Wachovia Bank)
3.341%, 03/07/2008 (a) (b)	4,995	4,995
Socorro Independent School District (General Obligation) (INS: PSF-Guaranteed)
3.181%, 03/07/2008 (a) (b)	1,860	1,860
Spring Branch Independent School District, Series 1899 (INS: PSF-Guaranteed)
3.401%, 03/07/2008 (a) (b)	5,000	5,000
Texas A&M University
5.000%, 05/15/2008	4,520	4,541
Texas State Revenue Anticipation Notes (General Obligation)
4.488%, 08/28/2008	39,075	39,485
Texas, Series 2481 (General Obligation)
3.401%, 03/07/2008 (a) (b)	2,200	2,200
Travis County Housing Financing, Student Housing, College Houses Project (LOC: Wachovia Bank)
3.141%, 03/07/2008 (a)	5,425	5,425

		290,271

Virginia – 3.8%
Fairfax County Economic Development Authority, The Lorton Arts Foundation (LOC: Wachovia Bank)
3.341%, 03/07/2008 (a)	14,000	14,000
Fairfax County Redevelopment & Housing Authority, Affordable Housing, Series B (INS: County Guaranteed)
3.625%, 10/09/2008	49,485	49,580
Harrisonburg Industrial Development Authority, Series A (LOC: Sovereign Bank) (LOC: Citibank)
2.982%, 03/07/2008 (a)	18,545	18,545
Prince Williams County Facilities, Series B (Certificate of Participation) (LOC: Wachovia Bank)
3.500%, 03/07/2008 (a)	6,725	6,725

		88,850

Washington – 3.0%
Washington State (General Obligation)
3.201%, 03/07/2008 (a) (b)	2,800	2,800
Washington State Housing Financial Nonprofit Revenue, Judson Park Project (LOC: Sovereign Bank) (LOC: KBC Bank)
3.002%, 03/07/2008 (a)	16,210	16,210
Washington State Housing Financial Nonprofit Revenue, Kenney Home Project (LOC: Wells Fargo Bank)
2.972%, 03/07/2008 (a)	17,620	17,620
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America)
2.294%, 03/07/2008 (a)	6,020	6,020

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2008 Semiannual Report

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	VALUE

Washington State Housing Financial Nonprofit Revenue, Skyline at First Hill Project, Series C (LOC: Bank of America)
2.972%, 03/07/2008 (a)	$1,000	$1,000
Washington State Public Power Supply, Nuclear Project #3, Series 3A-3 (LOC: Morgan Guaranty Trust)
2.972%, 03/07/2008 (a)	14,500	14,500
Washington State, Series 2465 (General Obligation)
3.401%, 03/07/2008 (a) (b)	5,800	5,800
Washington State, Series 2480 (General Obligation)
3.401%, 03/07/2008 (a) (b)	1,225	1,225
Washington State, Series 2519 (General Obligation)
3.401%, 03/07/2008 (a) (b)	3,195	3,195
Washington State, Series D31 (General Obligation) (SPA: Wachovia Bank)
3.341%, 03/07/2008 (a) (b)	2,700	2,700

		71,070

West Virginia – 0.4%
Monongalia County, Trinity Christian School (LOC: Fifth Third Bank)
2.972%, 03/07/2008 (a)	8,815	8,815
West Virginia State Hospital Financing Authority, Pallottine Health, Series A1 (LOC: Fifth Third Bank)
3.151%, 03/07/2008 (a)	125	125

		8,940

Wisconsin – 4.7%
City of Milwaukee (Commercial Paper)
0.000%, 10/09/2008	6,000	6,000
Wisconsin State Health & Educational Facilities, Aurora Health Care, Series B (LOC: M&I Bank)
3.042%, 03/07/2008 (a)	45,900	45,900
Wisconsin State Health & Educational Facilities, Community Health, Series B (LOC: Fifth Third Bank)
3.171%, 03/07/2008 (a)	4,675	4,675
Wisconsin State Health & Educational Facilities, Goodwill Industries (LOC: Wells Fargo Bank)
3.151%, 03/07/2008 (a)	100	100
Wisconsin State Health & Educational Facilities, Lakeland College (LOC: M&I Bank)
2.972%, 03/07/2008 (a)	9,000	9,000
Wisconsin State Health & Educational Facilities, Marshfield (LOC: Morgan Guaranty)
3.092%, 03/07/2008 (a)	8,000	8,000
Wisconsin State Health & Educational Facilities, Marshfield, Series B (LOC: M&I Bank)
3.002%, 03/07/2008 (a)	6,500	6,500
Wisconsin State Health & Educational Facilities, Oakwood Village (LOC: M&I Bank)
3.002%, 03/07/2008 (a)	22,070	22,070
Wisconsin State Health & Educational Facilities, Sinai Samaritan, Series A (LOC: M&I Bank)
2.972%, 03/07/2008 (a)	3,360	3,360
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
2.992%, 03/07/2008 (a)	3,520	3,520

		109,125

Total Municipal Bonds
(Cost $2,270,381)		2,270,381

Money Market Fund – 2.6%
AIM TFIT-Tax-Free Cash Reserve Portfolio
(Cost $61,746)	61,745,689	61,746

Total Investments – 99.8%
(Cost $2,332,127)		2,332,127

Other Assets and Liabilities, Net – 0.2%		3,580

Total Net Assets – 100.0%		$2,335,707

(a)	Variable Rate Security – The rate shown is the rate in effect as of February 29, 2008. The date shown is the next reset date.

(b)	Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of February 29, 2008, the value of these investments was $240,055 or 10.3% of total net assets.

(c)	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 29, 2008 the value of these investments was $18,385 or 0.8% of total net assets. See note 2 in Notes to Financial Statements.

FHLMC –	Federal Home Loan Mortgage Corporation

FNMA –	Federal National Mortgage Association

GTY –	Guarantee Agreement

INS –	Insured

LOC –	Letter of Credit

PLC –	Public Liability Company

PSF –	Permanent School Fund

SPA –	Standby Purchase Agreement

First American Funds 2008 Semiannual Report   17

Schedule of Investments  February 29, 2008 (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund
DESCRIPTION	PAR	VALUE

Repurchase Agreements – 100.1%
ABN AMRO
1.800%, dated 02/29/2008, matures 03/03/2008, repurchase price $3,500,525
(collateralized by U.S. Treasury Obligations: Total market value $3,570,001)	3,500,000	3,500,000
Bank Of America
1.650%, dated 02/29/2008, matures 03/03/2008, repurchase price $500,069
(collateralized by U.S. Treasury Obligations: Total market value $510,000)	500,000	500,000
Barclays
1.800%, dated 02/29/2008, matures 03/03/2008, repurchase price $3,850,578
(collateralized by U.S. Treasury Obligations: Total market value $3,927,000)	3,850,000	3,850,000
Bear Stearns
1.800%, dated 02/29/2008, matures 03/03/2008, repurchase price $1,500,225
(collateralized by U.S. Treasury Obligations: Total market value $1,530,000)	1,500,000	1,500,000
Calyon
1.870%, dated 02/29/2008, matures 03/03/2008, repurchase price $700,109
(collateralized by U.S. Treasury Obligations: Total market value $714,001)	700,000	700,000
CS First Boston
1.800%, dated 02/29/2008, matures 03/03/2008, repurchase price $3,350,503
(collateralized by U.S. Treasury Obligations: Total market value $3,417,019)	3,350,000	3,350,000
Deutsche Bank
1.800%, dated 02/29/2008, matures 03/03/2008, repurchase price $2,600,390
(collateralized by U.S. Treasury Obligations: Total market value $2,652,001)	2,600,000	2,600,000
Fortis Bank
1.850%, dated 02/29/2008, matures 03/03/2008, repurchase price $500,077
(collateralized by U.S. Treasury Obligations: Total market value $510,000)	500,000	500,000
Goldman Sachs
1.700%, dated 02/29/2008, matures 03/03/2008, repurchase price $100,014
(collateralized by U.S. Treasury Obligations: Total market value $102,000)	100,000	100,000
Greenwich Capital
1.850%, dated 02/29/2008, matures 03/03/2008, repurchase price $1,400,216
(collateralized by U.S. Treasury Obligations: Total market value $1,428,002)	1,400,000	1,400,000
Merrill Lynch
1.800%, dated 02/29/2008, matures 03/03/2008, repurchase price $2,500,375
(collateralized by U.S. Treasury Obligations: Total market value $2,550,003)	2,500,000	2,500,000
Morgan Stanley
1.800%, dated 02/29/2008, matures 03/03/2008, repurchase price $150,023
(collateralized by U.S. Treasury Obligations: Total market value $153,000)	150,000	150,000
Morgan Stanley
5.230%, dated 02/29/2008, matures 07/18/2008, repurchase price $450,000
(collateralized by U.S. Treasury Obligations: Total market value $459,000) (a)	450,000	450,000
UBS Warburg
1.800%, dated 02/29/2008, matures 03/03/2008, repurchase price $1,181,056
(collateralized by U.S. Treasury Obligations: Total market value $1,204,499)	1,180,879	1,180,879

Total Repurchase Agreements
(Cost $22,280,879)		22,280,879

Other Assets and Liabilities, Net – (0.1)%		(30,103)

Total Net Assets – 100.0%		$22,250,776

(a)	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of February 29, 2008 the value of these investments was $450,00 or 2.0% of total net assets. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

18   First American Funds 2008 Semiannual Report

U.S. Treasury Money Market Fund
DESCRIPTION	PAR/SHARES	VALUE

U.S. Treasury Obligations – 97.3%
U.S. Treasury Bill (a)
2.259%, 03/06/2008	163,283	163,232
2.368%, 03/13/2008	130,400	130,297
2.130%, 03/20/2008	45,000	44,949
2.022%, 03/27/2008	85,000	84,876
3.216%, 04/03/2008	64,392	64,202
3.169%, 04/10/2008	70,000	69,754
2.066%, 04/15/2008	35,000	34,910
2.624%, 04/17/2008	108,754	108,381
2.727%, 04/24/2008	46,314	46,125
2.152%, 05/01/2008	78,504	78,218
2.693%, 05/08/2008	40,000	39,796
3.155%, 05/15/2008	49,729	49,402
2.165%, 05/22/2008	25,000	24,877
3.187%, 05/29/2008	20,000	19,842
2.889%, 06/19/2008	27,307	27,066
3.174%, 07/03/2008	2,278	2,253
3.135%, 07/10/2008	25,000	24,715
2.070%, 08/21/2008	5,102	5,051

Total U.S. Treasury Obligations
(Cost $1,017,946)		1,017,946

Money Market Fund – 2.9%
Goldman Sachs Financial Square Treasury Instruments Fund
(Cost $30,649)	30,649,062	30,649

Total Investments – 100.2%
(Cost $1,048,595)		1,048,595

Other Assets and Liabilities, Net – (0.2)%		(2,273)

Total Net Assets – 100.0%		$1,046,322

(a)	Yield shown is effective yield as of February 29, 2008.

First American Funds 2008 Semiannual Report   19

Statements of Assets and Liabilities	February 29, 2008 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments, at amortized cost† (note 2)	$6,324,955	$19,585,008	$2,332,127	$—	$1,048,595
Investments purchased with proceeds from securities lending, at cost (note 2)	101,875	—	—	—	—
Repurchase agreements, at amortized cost (note 2)	4,243,965	1,150,156	—	22,280,879	—
Cash	—	43	167	4	—
Receivable for interest	17,985	79,506	7,358	15,933	31
Receivable for capital shares sold	78	1,539	—	—	2
Prepaid expenses and other assets	9	70	14	17	5

Total assets	10,688,867	20,816,322	2,339,666	22,296,833	1,048,633

LIABILITIES:
Bank overdraft	2	—	—	—	—
Dividends payable	23,391	61,409	3,117	37,202	1,904
Payable for investment securities purchased	420,980	75,000	—	—	—
Payable upon return of securities loaned (note 2)	101,875	—	—	—	—
Payable for capital shares redeemed	7	943	10	5	—
Payable to affiliates (note 3)	1,542	4,006	410	3,552	174
Payable for distribution and shareholder servicing fees	1,689	3,179	406	5,272	230
Accrued expenses and other liabilities	55	20	16	26	3

Total liabilities	549,541	144,557	3,959	46,057	2,311

Net assets	$10,139,326	$20,671,765	$2,335,707	$22,250,776	$1,046,322

COMPOSITION OF NET ASSETS:
Portfolio capital	$10,139,396	$20,671,991	$2,335,597	$22,250,935	$1,046,273
Undistributed (distributions in excess of) net investment income	(38)	162	(5)	(16)	(4)
Accumulated net realized gain (loss) on investments (note 2)	(32)	(388)	115	(143)	53

Net assets	$10,139,326	$20,671,765	$2,335,707	$22,250,776	$1,046,322

Class A:
Net assets	$580,125	$2,193,577	$194,107	$2,155,079	$46,436
Shares issued and outstanding ($0.01 par value – 5 billion authorized*)	580,128	2,193,791	194,134	2,155,065	46,435
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class B:
Net assets	$—	$15,170	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	15,174	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class C:
Net assets	$—	$12,699	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 1 billion authorized)	—	12,696	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class D:
Net assets	$1,620,233	$1,352,998	$165,544	$7,856,613	$303,769
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	1,620,257	1,352,972	165,539	7,856,703	303,753
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class I:
Net assets	$—	$1,725,481	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	1,725,547	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class Y:
Net assets	$4,679,988	$7,549,793	$1,366,705	$6,708,035	$491,896
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	4,680,112	7,549,756	1,366,654	6,708,090	491,874
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$2,541,745	$6,505,833	$591,560	$3,269,161	$184,969
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	2,541,750	6,506,175	591,547	3,269,170	184,959
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Institutional Investor Class:
Net assets	$717,235	$1,316,214	$17,791	$1,017,862	$19,252
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	717,235	1,316,069	17,789	1,017,863	19,252
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Reserve Class:
Net assets	$—	$—	$—	$1,244,026	$—
Shares issued and outstanding ($0.01 par value – 5 billion authorized)	—	—	—	1,244,056	—
Net asset value, offering price, and redemption price per share	$—	$—	$—	$1.00	$—

† Including securities loaned, at amortized cost	$99,812	$—	$—	$—	$—

*	20 billion shares were authorized for U.S. Treasury Money Market Fund.

The accompanying notes are an integral part of the financial statements.

20   First American Funds 2008 Semiannual Report

Statements of Operations	For the six-month period ended February 29, 2008 (unaudited), all dollars are rounded to thousands (000), except per share data

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Interest income	$181,764	$481,407	$38,655	$398,742	$17,791
Securities lending income (note 2)	214	—	—	—	—

Total investment income	181,978	481,407	38,655	398,742	17,791

EXPENSES (note 3):
Investment advisory fees	4,085	9,948	1,202	10,115	494
Administration fees and expenses	5,081	12,587	1,512	12,705	611
Transfer agent fees and expenses	74	152	64	122	60
Custodian fees	205	497	61	506	25
Legal fees	7	7	7	8	7
Audit fees	15	16	15	15	15
Registration fees	97	146	27	74	20
Postage and printing fees	27	67	7	106	1
Directors’ fees	12	13	12	12	12
Other expenses	32	43	29	42	28
Distribution and shareholder servicing fees – Class A	1,379	5,289	487	4,875	99
Distribution and shareholder servicing fees – Class B	—	61	—	—	—
Distribution and shareholder servicing fees – Class C	—	53	—	—	—
Distribution and shareholder servicing fees – Class D	2,829	2,610	184	14,328	646
Shareholder servicing fees – Class I	—	1,593	—	—	—
Shareholder servicing fees – Class Y	5,094	8,293	1,613	7,896	587
Shareholder servicing fees – Institutional Investor Class	294	928	19	448	3
Distribution and shareholder servicing fees – Reserve Class	—	—	—	4,176	—

Total expenses	19,231	42,303	5,239	55,428	2,608

Less: Fee waivers (note 3)	(1,338)	(1,540)	(483)	(3,081)	(275)
Less: Indirect payments from the custodian (note 3)	(3)	(32)	(4)	(11)	—

Total net expenses	17,890	40,731	4,752	52,336	2,333

Investment income – net	164,088	440,676	33,903	346,406	15,458

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments	6	(76,547)	121	(3)	54
Reimbursement from affiliate (note 7)	—	76,565	—	—	—

Net gain (loss) on investments	6	18	121	(3)	54

Net increase in net assets resulting from operations	$164,094	$440,694	$34,024	$346,403	$15,512

First American Funds 2008 Semiannual Report   21

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

	Government		Prime
	Obligations Fund		Obligations Fund

	Six-Month		Six-Month
	Period Ended		Period Ended
	2/29/08	Year Ended	2/29/08	Year Ended
	(unaudited)	8/31/07	(unaudited)	8/31/07

OPERATIONS:
Investment income – net	$164,088	$286,459	$440,676	$894,525
Net realized gain (loss) on investments	6	(30)	(76,547)	(401)
Reimbursement from affiliate (note 7)	—	—	76,565	—

Net increase in net assets resulting from operations	164,094	286,429	440,694	894,124

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(10,198)	(20,977)	(43,172)	(88,875)
Class B	—	—	(220)	(443)
Class C	—	—	(190)	(441)
Class D	(27,622)	(55,340)	(27,556)	(53,117)
Class I	—	—	(35,583)	(88,913)
Class Y	(82,227)	(165,972)	(145,020)	(302,140)
Class Z	(31,772)	(24,333)	(148,480)	(323,249)
Institutional Investor Class	(12,275)	(19,793)	(40,465)	(36,921)
Piper Jaffray Class (note 1)	—	(45)	—	(427)
Reserve Class	—	—	—	—
Net realized gain on investments:
Class A	—	—	—	—
Class D	—	—	—	—
Class I	—	—	—	—
Class Y	—	—	—	—
Class Z	—	—	—	—
Piper Jaffray Class (note 1)	—	—	—	—

Total distributions	(164,094)	(286,460)	(440,686)	(894,526)

CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	7,198,869	12,962,031	2,587,221	6,512,356
Reinvestment of distributions	1,277	2,549	34,209	60,926
Payments for redemptions	(7,004,694)	(13,009,478)	(2,476,206)	(6,232,204)

Increase (decrease) in net assets from Class A transactions	195,452	(44,898)	145,224	341,078

Class B:
Proceeds from sales	—	—	8,702	10,009
Reinvestment of distributions	—	—	194	379
Payments for redemptions	—	—	(5,516)	(10,367)

Increase in net assets from Class B transactions	—	—	3,380	21

Class C:
Proceeds from sales	—	—	9,146	11,196
Reinvestment of distributions	—	—	186	363
Payments for redemptions	—	—	(7,177)	(15,501)

Increase (decrease) in net assets from Class C transactions	—	—	2,155	(3,942)

The accompanying notes are an integral part of the financial statements.

22   First American Funds 2008 Semiannual Report

Tax Free		Treasury		U.S. Treasury
Obligations Fund		Obligations Fund		Money Market Fund

Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended
2/29/08	Year Ended	2/29/08	Year Ended	2/29/08	Year Ended
(unaudited)	8/31/07	(unaudited)	8/31/07	(unaudited)	8/31/07

$33,903	$69,606	$346,406	$826,698	$15,458	$37,506
121	18	(3)	—	54	34
—	—	—	—	—	—

34,024	69,624	346,403	826,698	15,512	37,540

(2,416)	(5,639)	(31,037)	(69,120)	(555)	(1,249)
—	—	—	—	—	—
—	—	—	—	—	—
(1,104)	(1,922)	(120,288)	(310,071)	(4,846)	(8,570)
—	—	—	—	—	—
(17,639)	(34,365)	(110,518)	(296,240)	(7,499)	(21,712)
(12,205)	(26,972)	(51,550)	(73,794)	(2,474)	(5,697)
(539)	(695)	(16,201)	(28,192)	(88)	(278)
—	(13)	—	(2)	—	—
—	—	(16,823)	(49,279)	—	—

—	(2)	—	—	—	—
—	(1)	—	—	—	—
—	—	—	—	—	—
—	(9)	—	—	—	—
—	(5)	—	—	—	—
—	—	—	—	—	—

(33,903)	(69,623)	(346,417)	(826,698)	(15,462)	(37,506)

283,864	421,930	3,759,023	6,935,788	103,133	306,528
1,615	3,504	601	821	70	105
(263,799)	(425,816)	(3,324,229)	(6,713,343)	(74,495)	(355,690)

21,680	(382)	435,395	223,266	28,708	(49,057)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

First American Funds 2008 Semiannual Report   23

Statements of Changes in Net Assets	continued

	Government		Prime
	Obligations Fund		Obligations Fund

	Six-Month		Six-Month
	Period Ended		Period Ended
	2/29/08	Year Ended	2/29/08	Year Ended
	(unaudited)	8/31/07	(unaudited)	8/31/07

Class D:
Proceeds from sales	$3,588,702	$6,929,212	$14,681,860	$19,234,917
Reinvestment of distributions	—	5	2	20
Payments for redemptions	(3,289,465)	(6,915,217)	(14,431,016)	(19,098,125)

Increase in net assets from Class D transactions	299,237	14,000	250,846	136,812

Class I:
Proceeds from sales	—	—	8,229,338	12,090,743
Reinvestment of distributions	—	—	990	826
Payments for redemptions	—	—	(8,157,253)	(12,371,612)

Increase (decrease) in net assets from Class I transactions	—	—	73,075	(280,043)

Class Y:
Proceeds from sales	41,289,074	69,354,246	23,222,640	44,943,620
Reinvestment of distributions	20,058	34,921	39,693	74,281
Payments for redemptions	(40,278,245)	(68,868,585)	(21,901,965)	(44,729,276)

Increase in net assets from Class Y transactions	1,030,887	520,582	1,360,368	288,625

Class Z:
Proceeds from sales	18,426,560	21,519,822	193,338,672	208,049,592
Reinvestment of distributions	2,084	3,477	22,836	36,247
Payments for redemptions	(16,671,455)	(21,172,988)	(192,956,232)	(207,080,260)

Increase (decrease) in net assets from Class Z transactions	1,757,189	350,311	405,276	1,005,579

Institutional Investor Class:
Proceeds from sales	1,235,243	3,306,113	10,483,119	6,891,935
Reinvestment of distributions	—	—	—	—
Payments for redemptions	(960,710)	(2,882,682)	(9,944,769)	(6,342,803)

Increase (decrease) in net assets from Institutional Investor Class transactions	274,533	423,431	538,350	549,132

Piper Jaffray Class (note 1):
Proceeds from sales	—	1,649	—	21,870
Reinvestment of distributions	—	366	—	3,827
Payments for redemptions	—	(17,807)	—	(160,238)

Decrease in net assets from Piper Jaffray Class transactions	—	(15,792)	—	(134,541)

Reserve Class:
Proceeds from sales	—	—	—	—
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	—	—

Increase (decrease) in net assets from Reserve Class transactions	—	—	—	—

Increase (decrease) in net assets from capital share transactions	3,557,298	1,247,634	2,778,674	1,902,721

Total increase (decrease) in net assets	3,557,298	1,247,603	2,778,682	1,902,319
Net assets at beginning of year	6,582,028	5,334,425	17,893,083	15,990,764

Net assets at end of year	$10,139,326	$6,582,028	$20,671,765	$17,893,083

Undistributed (distributions in excess of) net investment income	$(38)	$(32)	$162	$172

The accompanying notes are an integral part of the financial statements.

24   First American Funds 2008 Semiannual Report

Tax Free		Treasury		U.S. Treasury
Obligations Fund		Obligations Fund		Money Market Fund

Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended
2/29/08	Year Ended	2/29/08	Year Ended	2/29/08	Year Ended
(unaudited)	8/31/07	(unaudited)	8/31/07	(unaudited)	8/31/07

$130,961	$118,655	$9,206,038	$32,793,176	$915,874	$831,201
—	—	3	3	—	—
(16,542)	(114,842)	(8,581,478)	(31,612,458)	(842,153)	(789,676)

114,419	3,813	624,563	1,180,721	73,721	41,525

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

2,043,425	4,363,608	28,041,640	81,787,466	773,433	6,165,783
1,841	4,234	8,649	21,148	1	—
(1,875,780)	(4,054,723)	(27,486,229)	(81,060,201)	(743,952)	(6,058,496)

169,486	313,119	564,060	748,413	29,482	107,287

2,087,271	3,838,274	15,638,673	19,659,278	331,970	599,663
442	1,261	13,894	6,120	43	—
(2,420,066)	(3,627,139)	(14,979,802)	(17,946,205)	(264,896)	(606,784)

(332,353)	212,396	672,765	1,719,193	67,117	(7,121)

82,295	92,822	2,381,925	4,740,379	26,068	123,391
—	—	—	—	—	—
(99,833)	(67,587)	(2,057,676)	(4,484,351)	(9,268)	(137,023)

(17,538)	25,235	324,249	256,028	16,800	(13,632)

—	336	—	26	—	—
—	136	—	39	—	—
—	(7,497)	—	(881)	—	—

—	(7,025)	—	(816)	—	—

—	—	1,171,669	3,587,276	—	—
—	—	8,177	24,074	—	—
—	—	(1,103,389)	(3,805,632)	—	—

—	—	76,457	(194,282)	—	—

(44,306)	547,156	2,697,489	3,932,523	215,828	79,002

(44,185)	547,157	2,697,475	3,932,523	215,878	79,036
2,379,892	1,832,735	19,553,301	15,620,778	830,444	751,408

$2,335,707	$2,379,892	$22,250,776	$19,553,301	$1,046,322	$830,444

$(5)	$(5)	$(16)	$(5)	$(4)	$—

First American Funds 2008 Semiannual Report   25

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[8]

Government Obligations Fund
Class A
2008[1]	$1.00	$0.019	$(0.019)	$1.00	1.89%
2007[2]	1.00	0.046	(0.046)	1.00	4.66
2006[2]	1.00	0.038	(0.038)	1.00	3.86
2005[3]	1.00	0.017	(0.017)	1.00	1.73
2004[4,5]	1.00	0.004	(0.004)	1.00	0.45
2003[4]	1.00	0.006	(0.006)	1.00	0.52
Class D
2008[1]	$1.00	$0.019	$(0.019)	$1.00	1.97%
2007[2]	1.00	0.047	(0.047)	1.00	4.82
2006[2]	1.00	0.039	(0.039)	1.00	4.01
2005[3]	1.00	0.019	(0.019)	1.00	1.87
2004[4]	1.00	0.006	(0.006)	1.00	0.60
2003[4]	1.00	0.008	(0.008)	1.00	0.78
Class Y
2008[1]	$1.00	$0.021	$(0.021)	$1.00	2.04%
2007[2]	1.00	0.049	(0.049)	1.00	4.97
2006[2]	1.00	0.041	(0.041)	1.00	4.17
2005[3]	1.00	0.020	(0.020)	1.00	2.01
2004[4]	1.00	0.007	(0.007)	1.00	0.75
2003[4]	1.00	0.009	(0.009)	1.00	0.93
Class Z
2008[1]	$1.00	$0.017	$(0.017)	$1.00	2.17%
2007[2]	1.00	0.051	(0.051)	1.00	5.23
2006[2]	1.00	0.043	(0.043)	1.00	4.43
2005[3]	1.00	0.022	(0.022)	1.00	2.25
2004[6]	1.00	0.008	(0.008)	1.00	0.84
Institutional Investor Class
2008[1]	$1.00	$0.018	$(0.018)	$1.00	2.12%
2007[2]	1.00	0.050	(0.050)	1.00	5.13
2006[7]	1.00	0.020	(0.020)	1.00	2.03

[1]	For the six-month period ended February 29, 2008 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the year indicated.

[3]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

[4]	For the period October 1 to September 30 in the year indicated.

[5]	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

[6]	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

[7]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[8]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

26   First American Funds 2008 Semiannual Report

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income
	Ratio of	Investment	to Average	to Average Net
Net Assets	Expenses to	Income	Net Assets	Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$580,125	0.75%	3.70%	0.78%	3.67%
384,673	0.75	4.56	0.78	4.53
429,573	0.75	3.96	0.80	3.91
153,852	0.75	1.88	0.80	1.83
144,764	0.75	0.45	0.80	0.40
60,206	0.75	0.67	0.81	0.61

$1,620,233	0.60%	3.92%	0.63%	3.89%
1,320,996	0.60	4.71	0.63	4.68
1,307,002	0.60	3.90	0.65	3.85
1,749,894	0.60	2.07	0.65	2.02
834,112	0.60	0.60	0.65	0.55
902,940	0.60	0.73	0.65	0.68

$4,679,988	0.45%	4.04%	0.48%	4.01%
3,649,102	0.45	4.86	0.48	4.83
3,128,539	0.45	4.17	0.50	4.12
2,458,316	0.45	2.22	0.50	2.17
1,702,220	0.45	0.75	0.50	0.70
1,550,445	0.45	0.93	0.51	0.87

$2,541,745	0.20%	4.11%	0.23%	4.08%
784,556	0.20	5.10	0.23	5.07
434,248	0.20	4.34	0.25	4.29
419,167	0.20	2.37	0.25	2.32
424,941	0.20	1.12	0.25	1.07

$717,235	0.30%	4.17%	0.33%	4.14%
442,701	0.30	5.01	0.33	4.98
19,271	0.30	4.90	0.35	4.85

First American Funds 2008 Semiannual Report   27

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[8]

Prime Obligations Fund
Class A
2008[1]	$1.00	$0.020	$(0.020)	$1.00	2.05%[9]
2007[2]	1.00	0.046	(0.046)	1.00	4.70
2006[2]	1.00	0.038	(0.038)	1.00	3.88
2005[3]	1.00	0.017	(0.017)	1.00	1.75
2004[4,5]	1.00	0.005	(0.005)	1.00	0.48
2003[4]	1.00	0.007	(0.007)	1.00	0.67
Class B
2008[1]	$1.00	$0.018	$(0.018)	$1.00	1.83%[9]
2007[2]	1.00	0.042	(0.042)	1.00	4.23
2006[2]	1.00	0.034	(0.034)	1.00	3.42
2005[3]	1.00	0.013	(0.013)	1.00	1.33
2004[4]	1.00	0.001	(0.001)	1.00	0.11
2003[4]	1.00	0.001	(0.001)	1.00	0.04
Class C
2008[1]	$1.00	$0.018	$(0.018)	$1.00	1.83%[9]
2007[2]	1.00	0.042	(0.042)	1.00	4.26
2006[2]	1.00	0.034	(0.034)	1.00	3.42
2005[3]	1.00	0.013	(0.013)	1.00	1.33
2004[4]	1.00	0.001	(0.001)	1.00	0.11
2003[4]	1.00	0.001	(0.001)	1.00	0.14
Class D
2008[1]	$1.00	$0.021	$(0.021)	$1.00	2.13%[9]
2007[2]	1.00	0.048	(0.048)	1.00	4.86
2006[2]	1.00	0.040	(0.040)	1.00	4.04
2005[3]	1.00	0.019	(0.019)	1.00	1.89
2004[4]	1.00	0.006	(0.006)	1.00	0.63
2003[4]	1.00	0.008	(0.008)	1.00	0.82
Class I
2008[1]	$1.00	$0.022	$(0.022)	$1.00	2.25%[9]
2007[2]	1.00	0.050	(0.050)	1.00	5.10
2006[2]	1.00	0.042	(0.042)	1.00	4.28
2005[3]	1.00	0.021	(0.021)	1.00	2.10
2004[4]	1.00	0.009	(0.009)	1.00	0.86
2003[4]	1.00	0.010	(0.010)	1.00	1.05
Class Y
2008[1]	$1.00	$0.022	$(0.022)	$1.00	2.21%[9]
2007[2]	1.00	0.049	(0.049)	1.00	5.02
2006[2]	1.00	0.041	(0.041)	1.00	4.20
2005[3]	1.00	0.020	(0.020)	1.00	2.03
2004[4]	1.00	0.008	(0.008)	1.00	0.78
2003[4]	1.00	0.010	(0.010)	1.00	0.97
Class Z
2008[1]	$1.00	$0.023	$(0.023)	$1.00	2.35%[9]
2007[2]	1.00	0.052	(0.052)	1.00	5.31
2006[2]	1.00	0.044	(0.044)	1.00	4.49
2005[3]	1.00	0.023	(0.023)	1.00	2.29
2004[4]	1.00	0.011	(0.011)	1.00	1.06
2003[6]	1.00	0.002	(0.002)	1.00	0.16
Institutional Investor Class
2008[1]	$1.00	$0.022	$(0.022)	$1.00	2.30%[9]
2007[2]	1.00	0.051	(0.051)	1.00	5.20
2006[7]	1.00	0.020	(0.020)	1.00	2.05

[1]	For the six-month period ended February 29, 2008 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the year indicated.

[3]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

[4]	For the period October 1 to September 30 in the year indicated.

[5]	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

[6]	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

[7]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[8]	Total return would have been lower had certain expenses not been waived.

[9]	The impact on total return due to the reimbursement from affiliate was less than 0.01% (note 7).

The accompanying notes are an integral part of the financial statements.

28   First American Funds 2008 Semiannual Report

			Ratio of	Ratio of Net
		Ratio of Net	Expenses	Investment
	Ratio of	Investment	to Average	Income
Net Assets	Expenses to	Income	Net Assets	to Average Net
End of	Average	to Average	(Excluding	Assets (Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$2,193,577	0.78%	4.08%	0.78%	4.08%
2,048,485	0.78	4.60	0.78	4.60
1,707,450	0.78	3.81	0.79	3.80
1,143,508	0.78	1.86	0.80	1.84
1,296,169	0.78	0.50	0.80	0.48
120,863	0.78	0.59	0.80	0.57

$15,170	1.23%	3.60%	1.23%	3.60%
11,789	1.23	4.16	1.23	4.16
11,769	1.23	3.40	1.24	3.39
10,605	1.23	1.38	1.25	1.36
15,376	1.14	0.15	1.16	0.13
8,079	1.36	0.10	1.38	0.08

$12,699	1.23%	3.61%	1.23%	3.61%
10,545	1.23	4.18	1.23	4.18
14,486	1.23	3.41	1.24	3.40
12,551	1.23	1.39	1.25	1.37
19,349	1.15	0.17	1.17	0.15
6,736	1.33	0.07	1.35	0.05

$1,352,998	0.63%	4.23%	0.63%	4.23%
1,102,093	0.63	4.76	0.63	4.76
965,305	0.63	4.00	0.64	3.99
686,779	0.63	2.04	0.65	2.02
712,727	0.63	0.62	0.65	0.60
632,464	0.63	0.80	0.65	0.78

$1,725,481	0.40%	4.47%	0.43%	4.44%
1,652,385	0.40	4.98	0.43	4.95
1,932,477	0.40	4.16	0.44	4.12
1,979,318	0.40	2.29	0.45	2.24
1,647,456	0.40	0.87	0.45	0.82
1,631,687	0.40	1.07	0.42	1.05

$7,549,793	0.48%	4.37%	0.48%	4.37%
6,189,316	0.48	4.90	0.48	4.90
5,900,840	0.48	4.15	0.49	4.14
4,943,677	0.48	2.18	0.50	2.16
5,309,431	0.48	0.76	0.50	0.74
6,830,595	0.48	0.98	0.50	0.96

$6,505,833	0.20%	4.66%	0.23%	4.63%
6,100,756	0.20	5.19	0.23	5.16
5,095,307	0.20	4.48	0.24	4.44
3,794,421	0.20	2.44	0.25	2.39
3,377,543	0.20	1.09	0.25	1.04
3,228,365	0.20	0.97	0.22	0.95

$1,316,214	0.30%	4.36%	0.33%	4.33%
777,714	0.30	5.09	0.33	5.06
228,587	0.30	4.93	0.34	4.89

First American Funds 2008 Semiannual Report   29

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[8]

Tax Free Obligations Fund
Class A
2008[1]	$1.00	$0.012	$(0.012)	$1.00	1.23%
2007[2]	1.00	0.029	(0.029)	1.00	2.94
2006[2]	1.00	0.024	(0.024)	1.00	2.45
2005[3]	1.00	0.012	(0.012)	1.00	1.22
2004[4,5]	1.00	0.003	(0.003)	1.00	0.35
2003[4]	1.00	0.005	(0.005)	1.00	0.45
Class D
2008[1]	$1.00	$0.013	$(0.013)	$1.00	1.31%
2007[2]	1.00	0.031	(0.031)	1.00	3.09
2006[2]	1.00	0.026	(0.026)	1.00	2.61
2005[3]	1.00	0.013	(0.013)	1.00	1.36
2004[4]	1.00	0.005	(0.005)	1.00	0.50
2003[4]	1.00	0.006	(0.006)	1.00	0.60
Class Y
2008[1]	$1.00	$0.014	$(0.014)	$1.00	1.38%
2007[2]	1.00	0.032	(0.032)	1.00	3.25
2006[2]	1.00	0.027	(0.027)	1.00	2.76
2005[3]	1.00	0.015	(0.015)	1.00	1.50
2004[4]	1.00	0.006	(0.006)	1.00	0.65
2003[4]	1.00	0.008	(0.008)	1.00	0.76
Class Z
2008[1]	$1.00	$0.015	$(0.015)	$1.00	1.51%
2007[2]	1.00	0.035	(0.035)	1.00	3.51
2006[2]	1.00	0.030	(0.030)	1.00	3.02
2005[3]	1.00	0.017	(0.017)	1.00	1.73
2004[6]	1.00	0.007	(0.007)	1.00	0.75
Institutional Investor Class
2008[1]	$1.00	$0.015	$(0.015)	$1.00	1.46%
2007[2]	1.00	0.034	(0.034)	1.00	3.40
2006[7]	1.00	0.014	(0.014)	1.00	1.37

[1]	For the six-month period ended February 29, 2008 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the year indicated.

[3]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

[4]	For the period October 1 to September 30 in the year indicated.

[5]	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

[6]	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

[7]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[8]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

30   First American Funds 2008 Semiannual Report

				Ratio of Net
		Ratio of Net	Ratio of	Investments
	Ratio of	Investment	Expenses to	Income
Net Assets	Expenses to	Income	Average	to Average Net
End of	Average	to Average	Net Assets	Assets
Period (000)	Net Assets	Net Assets	(Excluding Waivers)	(Excluding Waivers)

$194,107	0.75%	2.48%	0.79%	2.44%
172,416	0.75	2.90	0.80	2.85
172,800	0.75	2.43	0.80	2.38
128,245	0.75	1.27	0.80	1.22
159,531	0.75	0.34	0.80	0.29
123,272	0.75	0.48	0.81	0.42

$165,544	0.60%	2.41%	0.64%	2.37%
51,119	0.60	3.05	0.65	3.00
47,306	0.60	2.60	0.65	2.55
15,693	0.60	1.49	0.65	1.44
14,134	0.60	0.48	0.65	0.43
19,343	0.60	0.59	0.65	0.54

$1,366,705	0.45%	2.73%	0.49%	2.69%
1,197,152	0.45	3.20	0.50	3.15
884,041	0.45	2.71	0.50	2.66
875,414	0.45	1.62	0.50	1.57
768,269	0.45	0.63	0.50	0.58
880,685	0.45	0.72	0.50	0.67

$591,560	0.20%	3.09%	0.24%	3.05%
923,878	0.20	3.46	0.25	3.41
711,489	0.20	2.99	0.25	2.94
606,603	0.20	1.87	0.25	1.82
485,135	0.20	0.96	0.25	0.91

$17,791	0.30%	2.86%	0.34%	2.82%
35,327	0.30	3.35	0.35	3.30
10,092	0.30	3.26	0.35	3.21

First American Funds 2008 Semiannual Report   31

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[9]

Treasury Obligations Fund
Class A
2008[1]	$1.00	$0.016	$(0.016)	$1.00	1.62%
2007[2]	1.00	0.045	(0.045)	1.00	4.55
2006[2]	1.00	0.037	(0.037)	1.00	3.79
2005[3]	1.00	0.016	(0.016)	1.00	1.65
2004[4,5]	1.00	0.004	(0.004)	1.00	0.39
2003[4]	1.00	0.006	(0.006)	1.00	0.56
Class D
2008[1]	$1.00	$0.016	$(0.016)	$1.00	1.69%
2007[2]	1.00	0.046	(0.046)	1.00	4.71
2006[2]	1.00	0.039	(0.039)	1.00	3.95
2005[3]	1.00	0.018	(0.018)	1.00	1.79
2004[4]	1.00	0.005	(0.005)	1.00	0.54
2003[4]	1.00	0.007	(0.007)	1.00	0.71
Class Y
2008[1]	$1.00	$0.017	$(0.017)	$1.00	1.77%
2007[2]	1.00	0.048	(0.048)	1.00	4.86
2006[2]	1.00	0.040	(0.040)	1.00	4.10
2005[3]	1.00	0.019	(0.019)	1.00	1.93
2004[4]	1.00	0.007	(0.007)	1.00	0.69
2003[4]	1.00	0.009	(0.009)	1.00	0.86
Class Z
2008[1]	$1.00	$0.018	$(0.018)	$1.00	1.89%
2007[2]	1.00	0.051	(0.051)	1.00	5.13
2006[2]	1.00	0.043	(0.043)	1.00	4.36
2005[3]	1.00	0.021	(0.021)	1.00	2.16
2004[6]	1.00	0.008	(0.008)	1.00	0.80
Institutional Investor Class
2008[1]	$1.00	$0.018	$(0.018)	$1.00	1.84%
2007[2]	1.00	0.049	(0.049)	1.00	5.02
2006[7]	1.00	0.020	(0.020)	1.00	2.00
Reserve Class
2008[1]	$1.00	$0.015	$(0.015)	$1.00	1.52%
2007[2]	1.00	0.043	(0.043)	1.00	4.35
2006[2]	1.00	0.035	(0.035)	1.00	3.60
2005[8]	1.00	—	—	1.00	0.01

[1]	For the six-month period ended February 29, 2008 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the year indicated.

[3]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

[4]	For the period October 1 to September 30 in the year indicated.

[5]	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

[6]	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

[7]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[8]	Reserve Class shares have been offered since August 31, 2005. All ratios for the period have been annualized, except total return.

[9]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

32   First American Funds 2008 Semiannual Report

				Ratio of Net
		Ratio of Net	Ratio of	Investment
	Ratio of	Investment	Expenses to	Income
Net Assets	Expenses to	Income	Average	to Average Net
End of	Average	to Average	Net Assets	Assets
Period (000)	Net Assets	Net Assets	(Excluding Waivers)	(Excluding Waivers)

$2,155,079	0.75%	3.18%	0.78%	3.15%
1,719,685	0.75	4.46	0.78	4.43
1,496,419	0.75	3.76	0.79	3.72
1,174,750	0.75	1.77	0.80	1.72
1,197,325	0.75	0.39	0.80	0.34
1,354,195	0.75	0.57	0.80	0.52

$7,856,613	0.60%	3.37%	0.63%	3.34%
7,232,055	0.60	4.61	0.63	4.58
6,051,333	0.60	3.93	0.64	3.89
4,779,060	0.60	1.93	0.65	1.88
4,898,189	0.60	0.53	0.65	0.48
5,720,129	0.60	0.68	0.65	0.63

$6,708,035	0.45%	3.50%	0.48%	3.47%
6,143,979	0.45	4.75	0.48	4.72
5,395,566	0.45	4.14	0.49	4.10
3,178,640	0.45	2.10	0.50	2.05
2,838,253	0.45	0.68	0.50	0.63
3,570,394	0.45	0.85	0.51	0.79

$3,269,161	0.20%	3.69%	0.23%	3.66%
2,596,399	0.20	4.98	0.23	4.95
877,206	0.20	4.29	0.24	4.25
646,481	0.20	2.45	0.25	2.40
166,347	0.20	0.99	0.25	0.94

$1,017,862	0.30%	3.62%	0.33%	3.59%
693,614	0.30	4.89	0.33	4.86
437,586	0.30	4.87	0.34	4.83

$1,244,026	0.94%	3.02%	0.98%	2.98%
1,167,569	0.94	4.27	0.98	4.23
1,361,851	0.94	3.57	0.99	3.52
1,033,467	0.94	2.60	1.00	2.54

First American Funds 2008 Semiannual Report   33

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Dividends	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[5]

U.S. Treasury Money Market Fund
Class A
2008[1]	$1.00	$0.014	$(0.014)	$1.00	1.45
2007[2]	1.00	0.043	(0.043)	1.00	4.31
2006[2]	1.00	0.035	(0.035)	1.00	3.56
2005[3]	1.00	0.015	(0.015)	1.00	1.49
Class D
2008[1]	$1.00	$0.015	$(0.015)	$1.00	1.53%
2007[2]	1.00	0.044	(0.044)	1.00	4.47
2006[2]	1.00	0.037	(0.037)	1.00	3.71
2005[3]	1.00	0.016	(0.016)	1.00	1.63
Class Y
2008[1]	$1.00	$0.016	$(0.016)	$1.00	1.60%
2007[2]	1.00	0.046	(0.046)	1.00	4.62
2006[2]	1.00	0.038	(0.038)	1.00	3.87
2005[3]	1.00	0.017	(0.017)	1.00	1.75
Class Z
2008[1]	$1.00	$0.017	$(0.017)	$1.00	1.73%
2007[2]	1.00	0.048	(0.048)	1.00	4.88
2006[2]	1.00	0.041	(0.041)	1.00	4.15
2005[3]	1.00	0.020	(0.020)	1.00	2.00
Institutional Investor Class
2008[1]	$1.00	$0.016	$(0.016)	$1.00	1.68%
2007[2]	1.00	0.047	(0.047)	1.00	4.78
2006[4]	1.00	0.019	(0.019)	1.00	1.91

[1]	For the six-month period ended February 29, 2008 (unaudited). All ratios for the period have been annualized, except total return.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	For the period from October 25, 2004, when the class of shares was first offered, to August 31, 2005. All ratios for the period have been annualized, except total return.

[4]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[5]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

34   First American Funds 2008 Semiannual Report

				Ratio of Net
		Ratio of Net	Ratio of	Investment
	Ratio of	Investment	Expenses to	Income
Net Assets	Expenses to	Income	Average	to Average
End of	Average	to Average	Net Assets	Net Assets
Period (000)	Net Assets	Net Assets	(Excluding Waivers)	(Excluding Waivers)

$46,436	0.75%	2.81%	0.81%	2.75%
17,727	0.75	4.25	0.82	4.18
66,783	0.75	3.96	0.84	3.87
5,229	0.75	1.51	0.82	1.44

$303,769	0.60%	3.00%	0.66%	2.94%
230,031	0.60	4.37	0.67	4.30
188,499	0.60	3.62	0.69	3.53
630,430	0.60	2.34	0.67	2.27

$491,896	0.45%	3.20%	0.51%	3.14%
462,391	0.45	4.53	0.52	4.46
355,081	0.45	3.91	0.54	3.82
201,687	0.45	2.08	0.52	2.01

$184,969	0.20%	3.31%	0.26%	3.25%
117,843	0.20	4.80	0.27	4.73
124,961	0.20	4.66	0.29	4.57
1	0.20	2.37	0.27	2.30

$19,252	0.30%	2.87%	0.36%	2.81%
2,452	0.30	4.69	0.37	4.62
16,084	0.30	4.68	0.39	4.59

First American Funds 2008 Semiannual Report   35

Notes to Financial Statements	(unaudited as to February 29, 2008), all dollars are rounded to thousands (000)

1 >	Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares. Prior to December 1, 2003, Class A shares were named Class S shares and Piper Jaffray Class shares were named Class A shares. Effective September 26, 2006, the funds discontinued offering Piper Jaffray Class shares. As of such date, Piper Jaffray Class shares were redeemed or exchanged for Class A shares of the respective fund. Class A shares are not subject to sales charges. Class B and Class C shares of Prime Obligations Fund are only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds or certain other unaffiliated funds, or in establishing a systematic exchange program that will be used to purchase Class B and Class C shares, respectively, of those funds. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Effective at the close of business on or after June 30, 2008, no new or additional investments will be allowed in Class B shares, except for permitted exchanges and any reinvested dividends. Class C shares may be subject to a contingent deferred sales charge for 12 months and will not convert to Class A shares. Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares are offered only to qualifying institutional investors. Class B, Class C, and Class I shares are not offered by Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, or U.S. Treasury Money Market Fund. Reserve Class shares are offered by Treasury Obligations Fund only.

The funds’ prospectuses provide descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the funds are determined at least once per week using prices supplied by the funds’ independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the six-month period ended February 29, 2008, the differences between the aggregate market price and the aggregate amortized cost of all securities did not exceed 0.25% for any fund.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors.

36   First American Funds 2008 Semiannual Report

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended February 29, 2008 and fiscal year ended August 31, 2007 (adjusted by dividends payable as of February 29, 2008 and August 31, 2007) were as follows:

		February 29, 2008

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$166,705	$—	$—	$166,705
Prime Obligations Fund	454,227	—	—	454,227
Tax Free Obligations Fund	37,528	—	—	37,528
Treasury Obligations Fund	377,512	—	—	377,512
U.S. Treasury Money Market Fund	16,436	—	—	16,436

		August 31, 2007

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$283,469	$—	$—	$283,469
Prime Obligations Fund	890,465	—	—	890,465
Tax Free Obligations Fund	90	67,750	—	67,840
Treasury Obligations Fund	820,049	—	—	820,049
U.S. Treasury Money Market Fund	37,570	—	—	37,570

As of August 31, 2007, the funds’ most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

				Accumulated
	Undistributed	Undistributed	Undistributed	Capital and	Unrealized	Total
	Ordinary	Tax Exempt	Long Term	Post-October	Appreciation	Accumulated
Fund	Income	Income	Capital Gains	Losses	(Depreciation)	Earnings

Government Obligations Fund	$25,987	$—	$—	$(38)	$—	$25,949
Prime Obligations Fund	75,175	—	—	(406)	—	74,769
Tax Free Obligations Fund	—	6,746	—	—	(6)	6,740
Treasury Obligations Fund	68,330	—	—	(140)	—	68,190
U.S. Treasury Money Market Fund	2,883	—	—	(1)	—	2,882

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2007 and the deferral of wash sale losses.

First American Funds 2008 Semiannual Report   37

Notes toFinancial Statements	(unaudited as to February 29, 2008), all dollars are rounded to thousands (000)

As of August 31, 2007, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2008	2009	2010	2011	2012	2013	2014		2015		Total

Government Obligations Fund	$—	$—	$—	$—	$—	$—	$8		$26		$34
Prime Obligations Fund	—	—	—	—	—	—	—		404		404
Treasury Obligations Fund	63	—	—	—	—	—	20		57		140
U.S. Treasury Money Market Fund	—	—	—	—	—	—	—	*	—	*	1

*	Less than $1

Government Obligations Fund and Prime Obligations Fund incurred losses of $4 and $2, respectively, for tax purposes, for the period from November 1, 2006 to August 31, 2007. As permitted by tax regulations, the funds intend to elect to defer and treat those losses as arising in the fiscal year ending August 31, 2008.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each such fund may also invest in triparty repurchase agreements. Securities held as collateral for triparty repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

SECURITIES LENDING – In order to generate additional income, each fund, other than U.S. Treasury Money Market Fund, may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Currently, only Government Obligations Fund lends its securities. Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Investment Company Act Rule 2a-7. As of February 29, 2008, Government Obligations Fund had securities on loan with a total market value of $99,812.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). As the securities lending agent, U.S. Bank receives fees as a percentage of each fund’s income from securities lending transactions. For the six-month period ended February 29, 2008, Government Obligations Fund paid $71 to U.S. Bank for serving as the securities lending agent.

Each fund’s income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to U.S. Bank.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended February 29, 2008.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of

38   First American Funds 2008 Semiannual Report

open-end First American Funds, preselected by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, Inc. (“FAF Advisors”) manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets. FAF Advisors has agreed to waive fees and reimburse other fund expenses until October 31, 2008, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

								Institutional
Fund	A	B	C	D	I	Y	Z	Investor	Reserve

Government Obligations Fund	0.75%	—%	—%	0.60%	—%	0.45%	0.20%	0.30%	—%
Prime Obligations Fund	0.78	1.23	1.23	0.63	0.40	0.48	0.20	0.30	—
Tax Free Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	—
Treasury Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	0.94
U.S. Treasury Money Market Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	—

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. During the six-month period ended February 29, 2008, administration fees of $956 were waived on Class Z shares of Prime Obligations Fund.

All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from the custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended February 29, 2008, custodian fees were increased as a result of overdrafts and decreased as a result of interest earned as follows:

Fund	Increased	Decreased

Government Obligations Fund	$1	$3
Prime Obligations Fund	—	32
Tax Free Obligations Fund	1	4
Treasury Obligations Fund	—	11
U.S. Treasury Money Market Fund	—	—

First American Funds 2008 Semiannual Report   39

Notes toFinancial Statements	(unaudited as to February 29, 2008), all dollars are rounded to thousands (000)

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class B shares, Class C shares, Class D shares, and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid by Institutional Investor Class shares, Class Y shares, Class I shares, or Class Z shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended February 29, 2008:

Fund	Amount

Government Obligations Fund	$1,714
Prime Obligations Fund	3,293
Tax Free Obligations Fund	307
Treasury Obligations Fund	10,565
U.S. Treasury Money Market Fund	292

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with FAF Advisors, under which FAF Advisors has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Institutional Investor Class, and Reserve Class shares. Each fund pays FAF Advisors a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Institutional Investor Class shares. During the six-month period ended February 29, 2008, shareholder servicing fees of $239 and $278 were waived on Class I shares and Institutional Investor Class shares, respectively, of Prime Obligations Fund, and $56 was waived on Reserve Class shares of Treasury Obligations Fund.

Under this shareholder servicing plan and agreement, the following amounts were paid to FAF Advisors for the six-month period ended February 29, 2008:

Fund	Amount

Government Obligations Fund	$7,844
Prime Obligations Fund	14,576
Tax Free Obligations Fund	1,990
Treasury Obligations Fund	21,072
U.S. Treasury Money Market Fund	1,043

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended February 29, 2008, legal fees and expenses of $18 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Contingent Deferred Sales Charge
as a Percentage of Dollar
Year Since Purchase	Amount Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less. For the six-month period ended February 29, 2008, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing shares of Prime Obligations Fund were $16.

Prime Obligations Fund Class B shares converted to Class A shares (reflected as proceeds from sales of Class A shares and payments for redemptions of Class B shares) during the six-month period ended February 29, 2008 and the fiscal year ended August 31, 2007 in the amount of 89,125 and 511,476 shares, respectively.

40   First American Funds 2008 Semiannual Report

4 >	Investment Security Transactions

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of the securities for federal income tax purposes at February 29, 2008 were as follows:

	Aggregate	Aggregate
	Gross	Gross		Federal
	Unrealized	Unrealized		Income
	Appreciation	Depreciation	Net	Tax Cost

Government Obligations Fund	$—	$—	$—	$10,670,795
Prime Obligations Fund	—	—	—	20,735,164
Tax Free Obligations Fund	—	—	—	2,332,127
Treasury Obligations Fund	—	—	—	22,280,879
U.S. Treasury Money Market Fund	—	—	—	1,048,595

5 >	Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in four different types of municipal securities. At February 29, 2008, the percentage of portfolio investments by each category was as follows:

Tax Free
Obligations
Fund

Weekly Variable Rate Demand Notes	81.2%
Municipal Notes & Bonds	12.4
Investment Company	2.6
Commercial Paper & Put Bonds	3.8

100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At February 29, 2008, the percentage of portfolio investments in longer-term securities by each revenue source, was as follows:

Tax Free
Obligations
Fund

General Obligations	44.5%
Revenue Bonds	41.6
Tax and Revenue Anticipation Notes	13.9

100.0%

The implied credit ratings of all portfolio holdings as a percentage of total market value of investments at February 29, 2008, were as follows (unaudited):

Tax Free
Obligations
Standard & Poor’s/ Moody’s/Fitch Ratings	Fund

AAA	37.6%
AA	62.2
A	0.2

100.0%

Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security the lowest rating is used, unless ratings are provided by all three agencies, in which case the middle rating is used.

6 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7 >	Reimbursement from Affiliate

During October and November of 2007 an affiliate of the funds’ advisor purchased various secured liquidity notes held by Prime Obligations Fund. These notes were purchased for cash at a price equal to the notes’ amortized cost plus accrued interest. The amount shown in the fund’s Statement of Operations as a reimbursement from affiliate is equal to the difference between the fair value of the notes at purchase date and the cash received from the affiliate.

8 >	New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. The funds have adopted FIN 48 and as of February 29, 2008 the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of February 29, 2008, the funds do not believe the adoption of FAS 157 will materially impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

First American Funds 2008 Semiannual Report   41

Notice toShareholders	February 29, 2008 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

MONTHLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a monthly basis. The funds will attempt to post such information within 10 days of the calendar month-end.

42   First American Funds 2008 Semiannual Report

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Board of Directors  First American Funds, Inc.

Virginia Stringer

Chairperson of First American Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

ADMINISTRATOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 5510

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402

COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0040-08  4/2008  SAR-MONEY

Item 2—Code of Ethics
Not applicable to the semi-annual report.
Item 3—Audit Committee Financial Expert
Not applicable to the semi-annual report.
Item 4—Principal Accountant Fees and Services
Not applicable to the semi-annual report.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.
Item 11—Controls and Procedures
(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1)	Not applicable.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President
Date: May 5, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President
Date: May 5, 2008

By:
/s/ Charles D. Gariboldi, Jr.

Charles D. Gariboldi, Jr.
Treasurer
Date: May 5, 2008